UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments

U.S. TREASURY SECURITIES CASH FUND
Portfolio of Investments (unaudited)			September 30, 2011

REPURCHASE AGREEMENTS 85.32%	Coupon Rate	Maturity Date	Principal Amount	Value

Joint Tri-Party Repurchase Agreements, 09/30/11, collateralized by U.S. Treasury securities held in joint tri-party repurchase accounts:

0.02% Banc of America Securities LLC Merrill Lynch, repurchase price $23,325,486	0.02%	10/03/11	$23,325,447	$23,325,447

0.05% Barclays Capital, Inc., repurchase price $10,000,042	0.05%	10/03/11	10,000,000	10,000,000

0.04% Credit Suisse Securities USA LLC, repurchase price $23,325,525	0.04%	10/03/11	23,325,447	23,325,447

0.01% Morgan Stanley, repurchase price $23,325,466	0.01%	10/03/11	23,325,447	23,325,447

Total Investments 85.32%				79,976,341
(cost $79,976,341)
Other assets and liabilities, net 14.68%				13,760,479

NET ASSETS 100%				$93,736,820

See notes to portfolios of investments.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
Portfolio of Investments (unaudited)			September 30, 2011

UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS 39.64%	Coupon Rate	Maturity Date	Principal Amount	Value

Federal Farm Credit Bank 19.94%
Discount Note:
Yield	0.01%	10/03/11	$5,000,000	$5,000,000
Fixed Rates:
	3.50%	10/03/11	4,000,000	4,000,000
	4.30%	11/23/11	1,000,000	1,005,795
Variable Rates:
	0.22%	10/07/11	3,200,000	3,200,014
	0.13%	10/26/11	5,000,000	5,000,000
	0.17%	11/23/11	4,000,000	4,000,064
	0.12%	12/07/11	1,100,000	1,099,903
	0.24%	02/13/12	3,950,000	3,951,019
	0.12%	07/27/12	5,000,000	5,000,000
	0.19%	08/15/12	5,000,000	5,000,000
				37,256,795

Federal Home Loan Bank 15.77%
Fixed Rates:
	4.25%	11/15/11	5,000,000	5,024,220
	1.00%	12/28/11	7,415,000	7,431,140
	0.32%	02/01/12	3,000,000	3,002,139
	0.12%	02/27/12	5,000,000	4,999,128
	1.38%	06/08/12	2,000,000	2,015,206
	0.28%	09/07/12	2,000,000	2,000,000
Variable Rate:
	0.11%	07/18/12	5,000,000	5,000,000
				29,471,833

Tennessee Valley Authority 3.93%
Fixed Rate:	6.79%	05/23/12	7,050,000	7,348,818

Total Investments 39.64%				74,077,446
(cost $74,077,446)
Other assets and liabilities, net 60.36%				112,800,966

NET ASSETS 100%				$186,878,412

See notes to portfolios of investments.

NEAR-TERM TAX FREE FUND
Portfolio of Investments (unaudited)				September 30, 2011

MUNICIPAL BONDS 91.15%	Coupon Rate		Maturity Date	Principal Amount	Value

Alabama 4.16%
Alabama State Public School & College Authority	5.00%		12/01/16	$290,000	$343,653
Bessemer, Alabama Water Revenue	4.00%		01/01/16	300,000	303,369
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00%		06/01/15	90,000	94,064
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00%		06/01/16	90,000	93,613
Mountain Brook City Board of Education Capital Outlay	4.00%		02/15/15	200,000	219,154
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00%		09/01/15	300,000	328,320
					1,382,173

Alaska 1.00%
Alaska Municipal Bond Bank Authority, Series A	4.00%		02/01/16	300,000	330,873

Arizona 4.08%
Arizona Board Regents Certificates of Participation, Series B	4.50%		06/01/16	200,000	219,500
Arizona Health Facilities Authority Revenues, Series D	5.00%		01/01/14	250,000	269,532
Arizona School Facilities Board Certificates, Series A-1	5.00%		09/01/17	325,000	351,647
Arizona State Transportation Board Excise Tax Revenue	5.00%		07/01/17	175,000	208,026
Pima County Unified School District, GO Unlimited, Refunding	3.70%		07/01/12	300,000	306,642
					1,355,347

California 4.40%
California State, Refunding, Recreational Facility, GO Unlimited	5.00%		12/01/19	250,000	270,513
Delano, California Union High School District, GO Unlimited, Refunding, Series A	4.75%		02/01/17	200,000	219,784
San Diego, California Community College District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.34	%(1)	05/01/15	300,000	274,908
Santa Clara County, California Financing Authority Revenue, Obstetrics and Gynecology El Camino Hospital	5.00%		02/01/18	350,000	388,111
Vernon, California Electric Systems Revenue, Series A	3.75%		08/01/13	300,000	309,669
					1,462,985

Connecticut 1.40%
Connecticut State, Series D, GO Unlimited	5.38%		11/15/18	250,000	264,235
Connecticut State, Series E, GO Unlimited	5.13%		11/15/14	200,000	201,068
					465,303

District of Columbia 1.99%
District of Columbia Certifications of Participation	4.00%		01/01/14	250,000	263,365
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00%		10/01/13	110,000	116,846
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00%		10/01/16	250,000	279,640
					659,851

Florida 11.68%
Broward County, Florida School Board Certificates of Participation, Series A	5.00%		07/01/15	325,000	359,203
Cape Coral, Florida Gas Tax Revenue, Series A	4.00%		10/01/16	255,000	268,548
Florida Gulf Coast University Financing Corp., Florida Capital Improvement Revenue, Series B	3.00%		02/01/16	365,000	377,735
Florida Municipal Power Agency, Stanton Project Revenue, Refunding	5.13%		10/01/17	300,000	345,351
Florida State Board of Education Lottery Revenue, Series A	4.00%		07/01/14	300,000	324,336
Florida State Board of Governors Parking Facilities Revenue, Series A	3.00%		07/01/17	300,000	321,744
Fort Pierce, Florida Stormwater Utilities Revenue	4.50%		10/01/17	255,000	268,591
Hillsborough Country Florida Community Investment Tax Revenue	4.00%		05/01/16	300,000	318,405
Lake County, Florida School Board Certificates of Participation, Series A	3.70%		06/01/15	400,000	416,660
Miami - Dade County, Florida Water & Sewer Revenue System, Series A	4.00%		10/01/16	235,000	259,917
Orange County, Florida Tourist Development Tax Revenue, Refunding	5.00%		10/01/14	260,000	287,628
Reedy Creek, Florida Improvement District Utilities Revenue, Refunding, Series 2	5.00%		10/01/16	300,000	333,123
					3,881,241

Georgia 3.74%
Atlanta Downtown Development Authority	4.25%		12/01/16	250,000	274,298
Atlanta, Georgia Water & Wastewater Revenue, Series B	3.50%		11/01/13	400,000	421,812
Emanuel County Georgia Hospital Authority Revenue Anticipation Certificates	4.30%		07/01/17	250,000	266,432
Gwinnett County, Georgia, Hospital Authority, Gwinnett Hospital Systems Revenue, Series B	5.00%		07/01/18	250,000	281,590
					1,244,132

Illinois 14.52%
Aurora, Illinois, Series B, GO Unlimited	3.00%		12/30/15	200,000	212,860
Chicago Board of Education, Dedicated Revenues, Series F, GO Unlimited	5.00%		12/01/16	300,000	334,368
Chicago Board of Education, Series A	5.25%		12/01/13	250,000	265,437
Chicago, Illinois Sales Tax Revenue	5.50%		01/01/15	350,000	393,970
Chicago, Illinois, Direct Access Bond, Series E-1 B, GO Unlimited	4.00%		01/01/19	200,000	209,762
Chicago, Illinois, Unrefunded Balance, Series B	5.13%		01/01/15	325,000	352,589
Dundee Township, GO Unlimited	5.00%		12/01/13	240,000	257,801
Illinois Finance Authority Revenue, Refunding	5.00%		07/01/16	390,000	425,603
Illinois State Sales Tax Revenue	5.00%		06/15/14	200,000	220,200
Illinois State Toll Highway Authority, Toll Highway Revenue, Series A	5.00%		01/01/16	200,000	224,578
Illinois State, Refunding, GO Unlimited	5.00%		01/01/16	300,000	334,452
Metropolitan Pier & Exposition Authority	5.38%		06/01/15	280,000	295,025
Springfield, Illinois Metropolitan Sanitation District, Sewer Revenue, Senior Lien, Series A	4.00%		01/01/17	570,000	605,956
State of Illinois, First Series, Refunding, GO Unlimited	5.50%		08/01/19	300,000	308,487
Winnebago County Public Safety Sales Tax, Series A, GO Unlimited	5.00%		12/30/16	350,000	385,879
					4,826,967

Indiana 2.05%
Indiana State Finance Authority Revenue, Refunding	4.00%		05/01/12	350,000	356,766
Tippecanoe County, Indiana School Improvements	4.00%		01/15/15	300,000	325,200
					681,966

Iowa 1.56%
Ames, Iowa Hospital Revenue, Refunding	5.00%		06/15/15	300,000	304,752
Johnston Community School District, GO Unlimited	4.00%		06/01/16	200,000	214,980
					519,732

Kansas 0.67%
Kansas State Development Finance Authority Revenue	4.00%		10/01/15	200,000	222,990

Kentucky 0.92%
Louisville & Jefferson County Metropolitan Sewer District & Drain Systems, Series A	5.50%		05/15/15	300,000	304,785

Massachusetts 1.85%
New Bedford, Massachusetts, State Qualified Municipal Loan, GO Limited	3.00%		03/01/15	345,000	366,017
Stoughton, Massachusetts Public Improvement, GO Limited	4.00%		05/01/17	225,000	247,984
					614,001

Michigan 3.75%
Detroit, Michigan Sewer Disposal Revenue, Refunding, Series C-1	5.25%		07/01/15	400,000	443,240
Michigan State Building Authority Revenue, Refunding, Series I	5.25%		10/15/14	300,000	328,329
Michigan State Grant Anticipation Bonds	5.00%		09/15/16	200,000	228,314
Michigan State Hospital Finance Authority Revenue, Trinity Health, Series A	6.00%		12/01/18	200,000	246,628
					1,246,511

Minnesota 0.82%
Minneapolis & St Paul, Minnesota Housing & Redevelopment Authority Health Care Systems, Children's Health Care, Series B	4.00%		08/15/16	250,000	273,410

Missouri 0.66%
Missouri State Health & Educational Facilities Authority Revenue, Series A	6.75%		05/15/13	200,000	220,032

Nevada 1.58%
Clark County Nevada School District, Refunding, Series A	5.50%		06/15/16	250,000	270,163
Nye County School District, GO Limited	4.00%		05/01/15	230,000	253,897
					524,060

New Hampshire 0.29%
New Hampshire Health & Education Facilities Authority Revenue	5.00%		07/01/14	95,000	97,869

New Jersey 1.34%
Atlantic City, New Jersey Municipal Utilities Authority Revenue, Refunding	5.00%		06/01/17	150,000	170,421
New Jersey State Transportation Trust Fund Authority, Series D	4.00%		06/15/14	250,000	273,458
					443,879

New York 3.89%
Long Island Power Authority, New York Electric Systems, Revenue, Series E	5.00%		12/01/17	330,000	377,910
New York State Dormitory Authority Revenues, Nonconstruction Supported Debt, Municipal Facilities Health Lease, Series 1	5.00%		01/15/17	300,000	340,509
New York, New York, Series G, GO Unlimited	5.00%		08/01/12	125,000	129,831
New York, New York, Subseries L-1, GO Unlimited	4.00%		04/01/15	300,000	330,783
Schenectady Metroplex Development Authority Revenue, Series A	5.00%		12/15/12	110,000	114,753
					1,293,786

Ohio 2.17%
Canton, Ohio City School District, Refunding, GO Unlimited	5.00%		12/01/18	325,000	352,732
Lorain County Community College District, Ohio, Revenue	3.25%		12/01/17	350,000	367,948
					720,680

Pennsylvania 0.60%
Philadelphia, Pennsylvania, GO Unlimited	4.50%		08/01/12	195,000	200,589

Puerto Rico 0.81%
Commonwealth of Puerto Rico, GO Unlimited	6.00%		07/01/13	250,000	269,007

Rhode Island 0.84%
Rhode Island State Economic Development Corporation Revenue, Series A	5.00%		06/15/17	250,000	279,865

South Carolina 2.49%
Jasper County School District, GO Unlimited	4.00%		03/01/15	195,000	215,366
Piedmont Municipal Power Agency	5.00%		01/01/16	150,000	168,847
South Carolina Transportation Infrastructure Bank Revenue, Series A	5.25%		10/01/17	125,000	137,994
Spartanburg County School District	3.88%		04/01/12	300,000	305,013
					827,220

Tennessee 0.89%
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue	6.50%		12/01/14	250,000	296,207

Texas 10.41%
Addison, Texas Certificates of Obligation, GO Unlimited	4.00%		02/15/20	250,000	271,615
Annetta, Texas Certificates of Obligation, GO Limited	4.00%		08/01/16	200,000	208,910
Grand Prairie Independent School District, Refunding, GO Unlimited (ZCB)	3.92	%(1)	08/15/16	400,000	353,644
Houston, Texas, Public Improvement, Refunding, GO Limited, Series A	5.38%		03/01/16	180,000	200,083
Katy, Texas Independent School District, School Building, Series D, GO Unlimited	4.50%		02/15/19	325,000	362,365
Lewisville, Texas Independent School District, GO Unlimited, Refunding (ZCB)	4.04	%(1)	08/15/15	400,000	383,560
Lower Colorado River Authority Texas, Refunding	5.25%		05/15/19	240,000	253,125
North Texas Municipal Water District, Regional Solid Waste Disposal Systems Revenue	3.00%		09/01/12	300,000	306,381
San Antonio, Texas Municipal Drain Utilities Systems Revenue	4.00%		02/01/16	300,000	310,218
San Patricio, Texas Municipal Water District, Refunding	4.00%		07/10/18	200,000	209,020
Texas Municipal Power Agency Revenue, Refunding	5.00%		09/01/17	250,000	292,030
Texas State Public Finance Authority Revenue	5.00%		10/15/21	300,000	309,450
					3,460,401

Utah 1.83%
Tooele City, Utah Municipal Building Authority Lease Revenue, Refunding	3.75%		12/01/17	285,000	297,594
Utah State, Refunding, Series B, GO Unlimited	5.38%		07/01/12	300,000	311,433
					609,027

Virginia 1.98%
Virginia College Building Authority Educational Facilities Revenue, Prerefunded, Series A	5.00%		09/01/15	10,000	11,667
Virginia College Building Authority Educational Facilities Revenue, Unrefunded, Series A	5.00%		09/01/15	290,000	333,839
Virginia State Public Building Authority & Public Facilities Revenue, Refunding, Series A	5.00%		08/01/12	300,000	311,646
					657,152

Washington 1.89%
Clark County, Washington School District, GO Unlimited	5.13%		12/01/11	100,000	100,770
Energy Northwest, Washington Electric Revenue	5.00%		07/01/14	250,000	279,473
King County, Washington School District No. 401 Highline Public Schools, GO Unlimited	5.50%		12/01/13	240,000	248,263
					628,506

Wisconsin 0.89%
Chippewa Valley, Wisconsin, Technical College District Promissory Notes, Series A, GO Unlimited	4.00%		04/01/14	250,000	269,933
Wisconsin State, Refunding, Series 2, GO Unlimited	4.13%		11/01/16	25,000	26,086
					296,019

Total Investments 91.15%					30,296,566
(cost $29,165,872)
Other assets and liabilities, net 8.85%					2,941,623

NET ASSETS 100%					$33,238,189

(1) Represents Yield

See notes to portfolios of investments.

TAX FREE FUND
Portfolio of Investments (unaudited)				September 30, 2011

MUNICIPAL BONDS 88.50%	Coupon Rate		Maturity Date	Principal Amount	Value

Alabama 6.77%
Alabama 21st Century Authority, Tobacco Settlement Revenue	5.75%		12/01/19	$275,000	$278,256
Alabama State, GO Unlimited, Series A	4.63%		09/01/22	375,000	389,314
Bessemer, Alabama Water Revenue	4.00%		01/01/16	200,000	202,246
Mountain Brook City Board of Education Capital Outlay	4.00%		02/15/15	195,000	213,675
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00%		09/01/15	300,000	328,320
					1,411,811

Arizona 2.33%
Scottsdale Arizona Municipal Property Corp., Excise Tax Revenue, Refunding	5.00%		07/01/26	180,000	214,085
University of Arizona Certificates of Participation, Series C	5.00%		06/01/22	260,000	272,714
					486,799

California 10.32%
Anaheim, California City School District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.60	%(1)	08/01/28	580,000	207,820
California State, GO Unlimited	5.00%		03/01/32	300,000	305,442
California State, GO Unlimited	4.75%		03/01/34	205,000	201,658
Chaffey Community College District, Series C, GO Unlimited	5.00%		06/01/32	300,000	313,182
Imperial Community College District, GO Unlimited	5.00%		08/01/29	500,000	518,790
Los Angeles Unified School District, Election 2004, Series H, GO Unlimited	5.00%		07/01/32	200,000	207,556
Santa Clara Valley Transportation Authority, Refunding, Series A	5.00%		04/01/27	370,000	398,838
					2,153,286

Colorado 0.75%
Colorado Health Facilities Authority Revenue	5.00%		09/01/16	150,000	155,427

District of Columbia 1.64%
District of Columbia Income Tax Revenue, Series A	5.25%		12/01/27	300,000	342,438

Florida 1.52%
Florida Board of Education, GO Unlimited, Refunding, Series C	4.50%		06/01/28	300,000	316,866

Georgia 2.43%
Atlanta Development Authority Revenue	5.25%		07/01/22	500,000	506,005

Guam 1.18%
Guam Education Financing Foundation Certificate of Participation, Series A	4.25%		10/01/18	250,000	247,022

Illinois 8.83%
Chicago Board of Education, GO Unlimited	5.25%		12/01/19	300,000	340,140
Chicago, Illinois Water Revenue, Refunding	5.75%		11/01/30	225,000	263,486
Du Page County, Refunding, GO Unlimited	5.60%		01/01/21	490,000	584,095
Illinois Finance Authority, Refunding, Series A	5.00%		10/01/14	150,000	165,381
Illinois Regional Transportation Authority Revenue, Series A	7.20%		11/01/20	235,000	283,161
State of Illinois, First Series, Refunding, GO Unlimited	5.50%		08/01/19	200,000	205,658
					1,841,921

Indiana 1.54%
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L	5.25%		01/01/33	305,000	321,540

Kansas 6.60%
Kansas State Development Finance Authority Revenue	4.00%		10/01/15	250,000	278,737
Kansas State Development Finance Authority, Hospital Revenue, Series Z	5.00%		12/15/12	500,000	501,425
University of Kansas Hospital Authority Health Facilities Revenue	5.63%		09/01/27	570,000	597,480
					1,377,642

Kentucky 1.15%
Bowling Green, Kentucky, GO Unlimited, Series B	4.00%		09/01/16	215,000	240,110

Massachusetts 1.66%
Massachusetts Bay Transportation Authority, Massachusetts Sales Tax Revenue, Refunding, Series A-1	5.25%		07/01/30	285,000	346,483

Michigan 4.70%
Detroit, Michigan Local Development Financing Authority, Refunding, Series A	5.38%		05/01/18	255,000	200,063
Detroit, Michigan Water Supply System Revenue, Series B	5.00%		07/01/16	430,000	475,919
Macomb County Building Authority, GO Limited	4.50%		11/01/23	300,000	305,568
					981,550

Missouri 1.39%
Kansas City Water Revenue	4.00%		12/01/22	250,000	290,268

Nevada 1.24%
Nye County School District, GO Limited	4.00%		05/01/15	235,000	259,417

New Hampshire 2.27%
Manchester, New Hampshire School Facilities Revenue, Refunding	5.50%		06/01/26	300,000	375,792
New Hampshire Health & Education Facilities Authority Revenue	5.00%		07/01/14	95,000	97,869
					473,661

New York 2.01%
Metropolitan Transportation Authority, New York, Revenue, Series A	5.00%		11/15/41	400,000	419,068

Ohio 1.95%
Lorain County, Ohio, Community College District Revenue, General Receipts	3.25%		12/01/17	300,000	315,384
South Euclid Special Assessment, GO Limited Tax	6.70%		12/01/14	90,000	91,801
					407,185

Puerto Rico 1.29%
Commonwealth of Puerto Rico, GO Unlimited	6.00%		07/01/13	250,000	269,007

Rhode Island 2.52%
Rhode Island State Health & Educational Building Corporation Revenue	6.50%		08/15/32	500,000	525,785

South Carolina 1.18%
South Carolina Jobs Economic Development Authority Revenue	5.00%		11/01/23	250,000	245,548

Tennessee 1.13%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding	5.00%		05/01/20	200,000	236,498

Texas 17.97%
Dallas, Texas Waterworks & Sewer Systems Revenue, Refunding	4.50%		10/01/19	225,000	255,105
Duncanville, Texas Independent School District, GO Unlimited, Prerefunded, Series B	5.25%		02/15/32	495,000	503,851
Duncanville, Texas Independent School District, GO Unlimited, Unrefunded, Series B	5.25%		02/15/32	5,000	5,034
Forney, Texas, GO Limited	5.00%		02/15/27	500,000	536,350
Goose Creek, Texas Independent School District Schoolhouse, Series A	5.25%		02/15/18	370,000	440,370
Greenville, Texas Independent School District, GO Unlimited, Refunding	4.00%		08/15/17	120,000	133,714
Laredo Independent School District Public Facility Corp., Lease Revenue, Series F	5.50%		08/01/24	100,000	100,400
North Texas Tollway Authority Revenue, Series F	5.75%		01/01/38	250,000	257,625
Prosper, Texas Independent School District, Capital Appreciation, School Building, GO Unlimited (ZCB)	6.00	%(1)	08/15/33	1,000,000	335,590
San Marcos, Texas Tax & Toll Revenue, GO Limited	5.10%		08/15/27	400,000	440,532
Tarrant County, Texas Cultural Education Facilities Finance Corp., Health Resources Revenue, Refunding, Series A	5.00%		02/15/36	400,000	404,472
White Settlement, Texas Independent School District, GO Unlimited	4.13%		08/15/15	300,000	337,362
					3,750,405

Utah 2.81%
Utah State Building Ownership Authority, Lease Revenue, Refunding, Series C	5.50%		05/15/19	500,000	587,065

Washington 1.32%
Spokane County, Washington School District, No. 81, GO Unlimited	5.05%		06/01/22	255,000	276,366

Total Investments 88.50%					18,469,173
(cost $17,504,777)
Other assets and liabilities, net 11.50%					2,398,970

NET ASSETS 100%					$20,868,143

(1) Represents Yield

See notes to portfolios of investments.

ALL AMERICAN EQUITY FUND
Portfolio of Investments (unaudited)		September 30, 2011

COMMON STOCKS 85.36%	Shares	Value

Aerospace/Defense 2.19%
Lockheed Martin Corp.	2,300	$167,072
Raytheon Co.	4,000	163,480
		330,552

Agricultural Chemicals 0.82%
CF Industries Holdings, Inc.	1,000	123,390

Applications Software 2.67%
Check Point Software Technologies Ltd.	5,000	263,800	*
Compuware Corp.	18,000	137,880	*
		401,680

Automotive - Cars & Light Trucks 0.90%
Ford Motor Co.	14,000	135,380	*

Automotive - Truck Parts & Equipment 0.75%
WABCO Holdings, Inc.	3,000	113,580	*

Beverages - Non-alcoholic 5.27%
The Coca-Cola Co.	2,800	189,168
Coca-Cola Enterprises, Inc.	6,000	149,280
Dr Pepper Snapple Group, Inc.	5,000	193,900
Hansen Natural Corp.	3,000	261,870	*^
		794,218

Cable/Satellite TV 1.04%
DIRECTV, Class A	3,700	156,325	*

Chemicals - Diversified 1.68%
Dow Chemical Co.	5,000	112,300
PPG Industries, Inc.	2,000	141,320
		253,620

Coatings/Paint 0.99%
Sherwin-Williams Co.	2,000	148,640

Commercial Services - Financial 2.74%
MasterCard, Inc., Class A	1,300	412,308

Computers 4.29%
Apple, Inc.	1,400	533,652	*^
Hewlett-Packard Co.	5,000	112,250
		645,902

Containers - Metal/Glass 1.03%
Ball Corp.	5,000	155,100

Containers - Paper/Plastic 1.11%
Bemis Co., Inc.	5,700	167,067

Data Processing/Management 0.97%
Fidelity National Information Services, Inc.	6,000	145,920

Diversified Manufacturing Operations 1.01%
General Electric Co.	10,000	152,400

Electric - Integrated 3.81%
Dominion Resources, Inc.	4,000	203,080
Entergy Corp.	2,700	178,983
Exelon Corp.	4,500	191,745
		573,808

Electric Products - Miscellaneous 0.96%
Emerson Electric Co.	3,500	144,585

Electronic Components - Semiconductors 0.82%
LSI Corp.	24,000	124,320	*

Electronic Measuring Instruments 1.45%
Agilent Technologies, Inc.	7,000	218,750	*

Electronics - Military 0.95%
L-3 Communications Holdings, Inc.	2,300	142,531

Finance - Other Services 2.22%
CME Group, Inc., Class A	700	172,480
The NASDAQ OMX Group, Inc.	7,000	161,980	*
		334,460

Food - Miscellaneous/Diversified 1.01%
ConAgra Foods, Inc.	6,300	152,586

Food - Retail 0.95%
Safeway, Inc.	8,600	143,018

Gas - Distribution 1.02%
Sempra Energy	3,000	154,500

Independent Power Producer 0.93%
NRG Energy, Inc.	6,600	139,986	*

Industrial Gases 1.10%
Airgas, Inc.	2,600	165,932

Internet Security 1.04%
VeriSign, Inc.	5,500	157,355

Investment Management/Advisory Services 0.72%
Janus Capital Group, Inc.	18,000	108,000	*

Medical - Biomedical/Gene 1.29%
Gilead Sciences, Inc.	5,000	194,000	*

Medical - HMO 2.81%
Aetna, Inc.	4,000	145,400
UnitedHealth Group, Inc.	2,500	115,300
WellPoint, Inc.	2,500	163,200
		423,900

Medical Labs & Testing Services 1.05%
Quest Diagnostics, Inc.	3,200	157,952

Multi-line Insurance 2.90%
Assurant, Inc.	5,000	179,000
Genworth Financial, Inc., Class A	17,000	97,580	*
XL Group plc, Class A	8,500	159,800
		436,380

Office Automation & Equipment 0.94%
Pitney Bowes, Inc.	7,500	141,000

Oil - Field Services 0.81%
Halliburton Co.	4,000	122,080

Oil & Gas Drilling 1.88%
Diamond Offshore Drilling, Inc.	2,500	136,850
Noble Corp.	5,000	146,750	*
		283,600

Oil Companies - Exploration & Production 1.57%
Denbury Resources, Inc.	10,000	115,000	*
Devon Energy Corp.	2,200	121,968
		236,968

Oil Companies - Integrated 1.05%
ConocoPhillips	2,500	158,300

Oil Field Machinery & Equipment 1.10%
Cameron International Corp.	4,000	166,160	*

Pharmacy Services 0.93%
Medco Health Solutions, Inc.	3,000	140,670	*

Pipelines 1.14%
Spectra Energy Corp.	7,000	171,710

Printing - Commercial 0.97%
RR Donnelley & Sons Co.	10,400	146,848

Property/Casualty Insurance 1.97%
Chubb Corp.	2,500	149,975
The Travelers Cos., Inc.	3,000	146,190
		296,165

Publishing - Newspapers 1.69%
Gannett Co., Inc.	13,000	123,890
The Washington Post Co., Class B	400	130,788
		254,678

Retail - Apparel/Shoe 2.17%
Limited Brands, Inc.	4,700	180,997
The Gap, Inc.	9,000	146,160
		327,157

Retail - Discount 1.49%
Dollar Tree, Inc.	3,000	225,330	*

Retail - Regional Department Stores 1.14%
Kohl's Corp.	3,500	171,850

Retail - Restaurants 2.72%
Starbucks Corp.	11,000	410,190

Semiconductor Equipment 0.99%
Novellus Systems, Inc.	5,500	149,930	*

Semiconductors Components/Integrated Circuits 1.55%
QUALCOMM, Inc.	4,800	233,424

Software Tools 1.33%
VMware, Inc., Class A	2,500	200,950	*

Telephone - Integrated 3.56%
AT&T, Inc.	6,500	185,380
CenturyLink, Inc.	4,500	149,040
Verizon Communications, Inc.	5,500	202,400
		536,820

Tobacco 1.25%
Lorillard, Inc.	1,700	188,190

Web Portals/Internet Service Providers 1.37%
Google, Inc., Class A	400	205,752	*

Wireless Equipment 1.25%
American Tower Corp., Class A	3,500	188,300	*

Total Common Stocks		12,864,217
(cost $14,434,810)

EXCHANGE-TRADED FUNDS (ETF) 4.89%

iShares Silver Trust	500	14,465	*
Market Vectors Gold Miners ETF	3,500	193,165
ProShares Short S&P 500	7,000	323,050	*
ProShares UltraShort Oil & Gas	4,000	158,040	*
SPDR Gold Trust	300	47,424	*

Total Exchange-Traded Funds		736,144
(cost $766,646)

PURCHASED OPTION 0.00%	Contracts

Diversified Banking Institutions 0.00%
Citigroup, Inc., Strike Price 7.50, Call, Expiration Jan. 2012	800	400
(premium $30,300)

Total Investments 90.25%		13,600,761
(cost $15,231,756)
Other assets and liabilities, net 9.75%		1,469,553

NET ASSETS 100%		$15,070,314

CALL OPTIONS WRITTEN	Shares Subject To Call
Apple, Inc., Strike Price 420, Expiration Oct. 2011	1,400	$6,930
Hansen Natural Corp., Strike Price 95, Expiration Oct. 2011	3,000	7,050

Total Call Options Written		$13,980
(premiums received $21,313)

See notes to portfolios of investments.

HOLMES GROWTH FUND
Portfolio of Investments (unaudited)		September 30, 2011

COMMON STOCKS 69.07%	Shares	Value

Agricultural Chemicals 0.72%
CF Industries Holdings, Inc.	2,000	$246,780

Agricultural Operations 0.06%
Agriterra Ltd.	500,000	21,316	*

Applications Software 1.85%
Check Point Software Technologies Ltd.	12,000	633,120	*

Automotive - Truck Parts & Equipment 1.10%
WABCO Holdings, Inc.	10,000	378,600	*

Beverages - Non-alcoholic 1.65%
Hansen Natural Corp.	6,500	567,385	*^

Brewery 1.21%
Cia de Bebidas das Americas, Sponsored ADR	13,500	413,775

Commercial Services - Financial 2.03%
MasterCard, Inc., Class A	2,200	697,752

Computers 4.45%
Apple, Inc.	4,000	1,524,720	*^

Distribution/Wholesale 2.18%
WW Grainger, Inc.	5,000	747,700	^

E-Commerce/Products 1.37%
Stamps.com, Inc.	23,000	470,120	*^

Electronic Components - Miscellaneous 0.87%
Zagg, Inc.	30,000	297,600	*

Electronic Components - Semiconductors 1.18%
Cavium, Inc.	15,000	405,150	*

Electronic Measuring Instruments 2.28%
Agilent Technologies, Inc.	25,000	781,250	*

Enterprise Software/Services 1.52%
Open Text Corp.	10,000	521,200	*

Finance - Commercial 1.27%
IOU Financial, Inc.	20,000	5,725	*+
IOU Financial, Inc., 144A	1,500,000	429,369	*+
		435,094

Finance - Investment Banker/Broker 0.03%
Rodman & Renshaw Capital Group, Inc.	10,000	11,000	*

Gold Mining 2.04%
Cia de Minas Buenaventura S.A., Sponsored ADR	15,000	566,100
Endeavour Mining Corp.	70,000	133,581	*
		699,681

Home Furnishings 0.81%
Select Comfort Corp.	20,000	279,400	*

Medical - Biomedical/Gene 2.99%
Alexion Pharmaceuticals, Inc.	16,000	1,024,960	*^

Medical - Drugs 6.22%
Hi-Tech Pharmacal Co., Inc.	24,000	806,400	*
Jazz Pharmaceuticals, Inc.	18,500	768,120	*
Valeant Pharmaceuticals International, Inc.	15,000	556,800
		2,131,320

Medical - Generic Drugs 1.42%
Perrigo Co.	5,000	485,550

Medical - HMO 0.81%
UnitedHealth Group, Inc.	6,000	276,720

Medical - Hospitals 1.65%
African Medical Investments plc	1,000,000	81,861	*
Health Management Associates, Inc., Class A	70,000	484,400	*
		566,261

Medical Information System 2.12%
Computer Programs & Systems, Inc.	11,000	727,650	*

Medical Instruments 1.38%
Bruker Corp.	35,000	473,550	*

Oil - Field Services 3.30%
Core Laboratories N.V.	7,500	673,725	^
Halliburton Co.	15,000	457,800
		1,131,525

Oil Companies - Exploration & Production 1.87%
Gulfport Energy Corp.	14,000	338,520	*
PetroMagdalena Energy Corp.	124,100	118,410	*
PetroMagdalena Energy Corp., 144A	192,857	184,015	*
		640,945

Radio 6.99%
Newfoundland Capital Corp., Ltd., Class A	323,900	2,395,139

Real Estate Management/Services 0.71%
CB Richard Ellis Group, Inc., Class A	18,000	242,280	*

Real Estate Operating/Development 0.29%
Pacific Infrastructure, Inc. (RS)	100,000	100,000	*@

Recreational Vehicles 1.17%
Polaris Industries, Inc.	8,000	399,760	*

Retail - Apparel/Shoe 2.12%
Body Central Corp.	40,000	726,400	*

Retail - Discount 1.75%
Dollar Tree, Inc.	8,000	600,880	*

Retail - Perfume & Cosmetics 0.45%
Ulta Salon Cosmetics & Fragrance, Inc.	2,500	155,575	*

Retail - Restaurants 4.95%
Arcos Dorados Holdings, Inc., Class A	25,000	579,750
Starbucks Corp.	30,000	1,118,700
		1,698,450

Semiconductors Components/Integrated Circuits 0.85%
QUALCOMM, Inc.	6,000	291,780

Software Tools 1.41%
VMware, Inc., Class A	6,000	482,280	*

Total Common Stocks		23,682,668
(cost $24,640,890)

EXCHANGE-TRADED FUNDS (ETF) 4.96%

iShares Silver Trust	1,000	28,930	*
Market Vectors Gold Miners ETF	8,000	441,520
ProShares Short S&P 500	16,000	738,400	*
ProShares UltraShort Oil & Gas	10,000	395,100	*
SPDR Gold Trust	600	94,848	*

Total Exchange-Traded Funds		1,698,798
(cost $1,769,399)

WARRANTS 0.08%

Finance - Commercial 0.00%
IOU Financial, Inc., 144A, Warrants (February 2012)	1,250,000	0	*@

Gold Mining 0.00%
Gran Colombia Gold Corp., Warrants (November 2011)	33,333	636	*

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	500,000	0	*@

Oil Companies - Exploration & Production 0.08%
PetroMagdalena Energy Corp., 144A, Warrants (February 2016)	96,429	27,602	*

Total Warrants		28,238
(cost $19,993)

CONVERTIBLE DEBENTURES 1.40%	Principal Amount

Metal - Iron 0.29%
Pacific Iron Corp., 1.00%, maturity 06/07/12 (RS)	$100,000	100,000	@
(cost $100,000)

Metal & Mineral Mining 1.11%
Grupo Empresarial Ibiza S.A., 12.68%, maturity 05/03/12 (RS)	380,000	380,000	@
(cost $380,000)

Total Convertible Debentures		480,000
(cost $480,000)

Total Investments 75.51%		25,889,704
(cost $26,910,282)
Other assets and liabilities, net 24.49%		8,396,406

NET ASSETS 100%		$34,286,110

CALL OPTIONS WRITTEN	Shares Subject To Call
Alexion Pharmaceuticals, Inc., Strike Price 70, Expiration Oct. 2011	16,000	$14,400
Apple, Inc., Strike Price 420, Expiration Oct. 2011	4,000	19,800
Core Laboratories N.V., Strike Price 115, Expiration Oct. 2011	7,000	525
Hansen Natural Corp., Strike Price 95, Expiration Oct. 2011	6,500	15,275
Stamps.com, Inc., Strike Price 22.50, Expiration Oct. 2011	23,000	12,650
WW Grainger, Inc., Strike Price 160, Expiration Oct. 2011	5,000	14,000

Total Call Options Written		$76,650
(premiums received $145,788)

See notes to portfolios of investments.

GLOBAL MEGATRENDS FUND
Portfolio of Investments (unaudited)		September 30, 2011

COMMON STOCKS 58.77%	Shares	Value

Advanced Materials/Products 2.07%
POSCO Chemtech Co., Ltd.	1,869	$301,016	*

Agricultural Chemicals 0.85%
CF Industries Holdings, Inc.	1,000	123,390

Agricultural Operations 0.15%
Agriterra Ltd.	500,000	21,316	*

Airport Development/Maintenance 2.50%
Grupo Aeroportuario del Sureste S.A.B. de C.V., Sponsored ADR	4,000	198,880
TAV Havalimanlari Holding A.S.	41,700	164,546	*
		363,426

Building Products - Cement/Aggregates 1.39%
PT Holcim Indonesia Tbk	1,011,700	202,707

Cellular Telecommunications 0.50%
Vodacom Group Ltd.	6,500	72,517

Coal 0.34%
Pacific Coal Resources Ltd., 144A	134,111	49,905	*

Commercial Services - Financial 3.27%
MasterCard, Inc., Class A	1,500	475,740

Diversified Manufacturing Operations 2.62%
General Electric Co.	25,000	381,000

Diversified Operations 2.60%
Guangdong Investment Ltd.	240,000	148,570	*
Primoris Services Corp.	22,000	230,120
		378,690

Electric - Generation 0.69%
CEZ A.S.	2,000	77,068
Pacific Power Generation Corp. (RS)	349,057	23,358	*@
		100,426

Electric - Integrated 2.44%
PPL Corp.	6,500	185,510
Southern Co.	4,000	169,480
		354,990

Energy - Alternate Sources 0.69%
Pacific Green Energy Corp. (RS)	100,000	100,000	*@

Gas - Distribution 2.96%
Indraprastha Gas Ltd.	8,500	73,645	*
Keyera Corp.	7,000	303,230	*
NGL Energy Partners L.P.	2,500	53,750	*
		430,625

Gold Mining 0.91%
Cia de Minas Buenaventura S.A., Sponsored ADR	3,500	132,090

Investment Companies 1.35%
NGP Capital Resources Co.	30,000	196,200	*

Machinery - General Industrial 2.18%
Chart Industries, Inc.	7,500	316,275	*

Medical - Hospitals 0.49%
Life Healthcare Group Holdings Ltd.	30,000	71,333	*

Metal - Iron 0.69%
Novolipetsk Steel, Sponsored GDR	5,000	100,960	*

Oil - Field Services 0.80%
Core Laboratories N.V.	1,300	116,779	^

Oil & Gas Drilling 0.93%
Seadrill Ltd.	4,900	134,897

Oil Companies - Exploration & Production 0.90%
PetroMagdalena Energy Corp.	37,071	35,372	*
PetroMagdalena Energy Corp., 144A	100,000	95,415	*
		130,787

Oil Field Machinery & Equipment 3.74%
Cameron International Corp.	6,000	249,240	*
Mitcham Industries, Inc.	8,000	89,600	*
National-Oilwell Varco, Inc.	4,000	204,880
		543,720

Oil Refining & Marketing 1.45%
CVR Energy, Inc.	1,100	23,254	*
Western Refining, Inc.	15,000	186,900	*
		210,154

Pipelines 3.39%
El Paso Corp.	8,500	148,580
TransCanada Corp.	8,500	344,165	*
		492,745

Public Thoroughfares 4.90%
CCR S.A.	20,300	528,486
EcoRodovias Infraestrutura e Logistica S.A.	25,000	183,486
		711,972

Real Estate Management/Services 2.19%
BR Malls Participacoes S.A.	22,000	224,768
CB Richard Ellis Group, Inc., Class A	7,000	94,220	*
		318,988

Real Estate Operating/Development 4.65%
Mongolia Growth Group Ltd., 144A (RS)	49,000	213,640	*@
Pacific Infrastructure, Inc. (RS)	326,533	326,533	*@
PT Alam Sutera Realty Tbk	3,188,000	135,634	*
		675,807

Steel - Producers 0.76%
United States Steel Corp.	5,000	110,050

Telephone - Integrated 1.66%
Telecomunicacoes de Sao Paulo S.A., Sponsored ADR	9,150	242,017

Transportation - Marine 1.45%
Kirby Corp.	4,000	210,560	*

Transportation - Rail 3.26%
CSX Corp.	12,300	229,641
Norfolk Southern Corp.	4,000	244,080
		473,721

Total Common Stocks		8,544,803
(cost $9,280,444)

EXCHANGE-TRADED FUNDS (ETF) 6.77%

Alerian MLP ETF	6,000	91,440	*
iShares Silver Trust	500	14,465	*
Market Vectors Gold Miners ETF	3,500	193,165
PowerShares DB US Dollar Index Bullish Fund	7,000	156,135	*
ProShares Short S&P 500	7,000	323,050	*
ProShares UltraShort Oil & Gas	4,000	158,040	*
SPDR Gold Trust	300	47,424	*

Total Exchange-Traded Funds		983,719
(cost $1,011,562)

WARRANTS 0.12%

Coal 0.02%
Pacific Coal Resources Ltd., 144A, Warrants (March 2016)	55,555	3,976	*

Oil Companies - Exploration & Production 0.10%
PetroMagdalena Energy Corp., 144A, Warrants (February 2016)	50,000	14,312	*

Total Warrants		18,288
(cost $0)

PURCHASED OPTION 0.05%	Contracts

Exchange-Traded Fund 0.05%
Oil Services Holders Trust, Strike Price 129.10, Call, Expiration Jan. 2012 (premium $33,413)	25	6,750

MASTER LIMITED PARTNERSHIPS 5.97%	Units

Pipelines 5.97%
El Paso Pipeline Partners, L.P.	7,000	248,290
Enterprise Products Partners, L.P.	4,300	172,645	*
NuStar Energy L.P.	5,000	261,400
ONEOK Partners, L.P.	4,000	186,480	*

Total Master Limited Partnerships		868,815
(cost $841,024)

CONVERTIBLE DEBENTURES 4.27%	Principal Amount

Metal - Iron 0.69%
Pacific Iron Corp., 1.00%, maturity 06/07/12 (RS)	$100,000	100,000	@
(cost $100,000)

Metal & Mineral Mining 3.58%
Grupo Empresarial Ibiza S.A., 12.68%, maturity 05/03/12 (RS)	520,000	520,000	@
(cost $520,000)

Total Convertible Debentures		620,000
(cost $620,000)

Total Investments 75.95%		11,042,375
(cost $11,786,443)
Other assets and liabilities, net 24.05%		3,496,291

NET ASSETS 100%		$14,538,666

CALL OPTION WRITTEN	Shares Subject To Call
Core Laboratories N.V., Strike Price 115, Expiration Oct. 2011 (premium received $3,480)	1,000	$75

See notes to portfolios of investments.

GLOBAL RESOURCES FUND
Portfolio of Investments (unaudited)		September 30, 2011

COMMON STOCKS 74.66%	Shares	Value

Agricultural Chemicals 1.38%
Potash Corporation of Saskatchewan, Inc.	198,600	$8,583,492
Spur Ventures, Inc.	274,867	73,434	*
		8,656,926

Agricultural Operations 3.33%
Agriterra Ltd.	50,726,000	2,162,523	*+
Archer-Daniels-Midland Co.	756,866	18,777,846
		20,940,369

Coal 1.96%
Pacific Coal Resources Ltd.	463,000	172,291	*+
Pacific Coal Resources Ltd., 144A	18,214,815	6,778,091	*+
Sable Mining Africa Ltd.	32,232,500	5,348,563	*
		12,298,945

Diamonds/Precious Stones 0.05%
Diamond Fields International Ltd., 144A	1,800,000	317,733	*
Rockwell Diamonds, Inc., 144A	63,333	27,193	*
		344,926

Diversified Minerals 3.45%
Atacama Minerals Corp.	1,025,000	572,134	*
BHP Billiton Ltd., Sponsored ADR	269,200	17,885,648
Calibre Mining Corp.	550,000	52,478	*
Canada Zinc Metals Corp.	1,000,000	362,578	*
Lithium Americas Corp.	476,667	450,265	*
Melior Resources, Inc.	779,661	119,027	*
Melior Resources, Inc., 144A	4,953,000	756,147	*
Woulfe Mining Corp.	8,343,900	1,472,851	*
		21,671,128

Electric - Generation 0.05%
Pacific Power Generation Corp. (RS)	4,868,396	325,779	*@

Energy - Alternate Sources 0.38%
Infinity Bio-Energy Ltd.	682,400	0	*@
Pacific Green Energy Corp. (RS)	2,400,000	2,400,000	*+@
		2,400,000

Finance - Investment Banker/Broker 0.13%
Aberdeen International, Inc.	1,274,750	802,762	*

Food - Meat Products 3.63%
Tyson Foods, Inc., Class A	1,312,500	22,785,000

Food - Miscellaneous/Diversified 1.81%
ConAgra Foods, Inc.	469,747	11,377,272

Forestry 0.14%
Prima Colombia Hardwood, Inc.	15,265,832	873,956	*

Gold Mining 9.54%
Barrick Gold Corp.	451,790	21,076,004
Chesapeake Gold Corp.	177,582	2,626,326	*
Corona Gold Ltd.	50,000	4,839	*@
Dundee Precious Metals, Inc.	184,816	1,440,720	*
Endeavour Mining Corp.	1,100,000	2,099,136	*
Euromax Resources Ltd., 144A	540,840	113,530	*
Goldcorp, Inc.	220,563	10,066,495
Gran Colombia Gold Corp.	8,023,954	4,517,087	*
Gran Colombia Gold Corp., 144A	5,450,999	3,068,641	*
Kinross Gold Corp.	1	15
Newmont Mining Corp.	182,100	11,454,090
NGEx Resources, Inc.	1,000,000	2,557,130	*
Olympus Pacific Minerals, Inc.	265,000	75,855	*
Planet Exploration, Inc.	160,000	21,373	*
Rusoro Mining Ltd.	3,119,433	431,580	*
Sunridge Gold Corp.	1,000,000	429,369	*
		59,982,190

Machinery - General Industrial 0.73%
Robbins & Myers, Inc.	131,800	4,574,778

Medical - Hospitals 0.03%
African Medical Investments plc	2,495,000	204,242	*

Metal - Aluminum 4.11%
Alcoa, Inc.	2,701,300	25,851,441

Metal - Copper 2.58%
Augusta Resource Corp.	1,200,000	3,684,000	*
Catalyst Copper Corp.	1,800,000	137,398	*
Freeport-McMoRan Copper & Gold, Inc.	400,000	12,180,000
Los Andes Copper Ltd.	754,000	212,232	*
Verona Development Corp.	708,800	0	*@
		16,213,630

Metal - Diversified 0.15%
Bell Copper Corp.	2,500,000	393,588	*
Concordia Resource Corp.	1,000,000	515,243	*
Orsu Metals Corp., 144A	147,605	22,534	*
		931,365

Metal - Iron 0.03%
West African Iron Ore Corp., 144A	2,925,000	181,408	*

Mining Services 0.17%
Bounty Mining Ltd.	22,000,000	266,117	*@
Natasa Mining Ltd.	1,038,350	777,143	*
		1,043,260

Natural Resource Technology 0.00%
I-Pulse, Inc. (RS)	15,971	7,500	*@

Non - Ferrous Metals 0.60%
Anfield Nickel Corp., 144A	390,000	1,510,806	*
GoviEx Uranium, Inc. (RS)	750,000	2,250,000	*@
Sterling Group Ventures, Inc.	500,000	37,500	*
		3,798,306

Oil - Field Services 5.54%
Baker Hughes, Inc.	374,500	17,286,920
Schlumberger Ltd.	293,400	17,524,782
		34,811,702

Oil Companies - Exploration & Production 18.19%
Africa Oil Corp.	3,592,430	4,524,601	*
Anadarko Petroleum Corp.	310,000	19,545,500
Apache Corp.	223,300	17,917,592
BNK Petroleum, Inc.	800,000	1,954,105	*
Devon Energy Corp.	486,700	26,982,648
Hawkstone Energy Corp.	100,000	5,248	*+
Hawkstone Energy Corp., 144A	15,000,000	787,176	*+
HRT Participacoes Em Petroleo S.A.	53,330	21,272,437	*
Ivanhoe Energy, Inc.	414,100	446,480	*
Madalena Ventures, Inc.	5,235,000	2,397,595	*
NiMin Energy Corp.	236,500	254,993	*
Pacific Rubiales Energy Corp.	199,288	4,221,357
Petroamerica Oil Corp.	220,000	24,140	*
Petroamerica Oil Corp., 144A	8,000,000	877,821	*
PetroMagdalena Energy Corp.	2,760,242	2,633,693	*+
PetroMagdalena Energy Corp., 144A	6,576,143	6,274,646	*+
Petromanas Energy, Inc.	5,644,000	673,155	*
Royalite Petroleum Co., Inc.	2,266,333	7,252	*
SandRidge Energy, Inc.	250,000	1,390,000	*
ShaMaran Petroleum Corp.	5,274,700	2,088,641	*
		114,279,080

Oil Companies - Integrated 8.64%
Cenovus Energy, Inc.	170,000	5,220,700
Hess Corp.	583,900	30,631,394
Marathon Oil Corp.	854,600	18,442,268
		54,294,362

Oil Field Machinery & Equipment 0.75%
FMC Technologies, Inc.	125,000	4,700,000	*

Oil Refining & Marketing 0.23%
CVR Energy, Inc.	48,900	1,033,746	*
Value Creation, Inc. (RS)	336,880	403,851	*@
		1,437,597

Paper & Related Products 1.55%
International Paper Co.	419,300	9,748,725

Platinum 0.03%
Anooraq Resources Corp.	331,625	196,181	*
Osmium Holdings S.A. (RS)	104	0	*@
		196,181

Precious Metals 0.12%
Fortress Minerals Corp.	170,071	730,232	*

Real Estate Operating/Development 1.38%
Mongolia Growth Group Ltd., 144A (RS)	285,000	1,242,601	*@
Pacific Infrastructure, Inc. (RS)	7,443,544	7,443,544	*@
		8,686,145

Steel - Producers 3.98%
United States Steel Corp.	1,135,100	24,983,551

Total Common Stocks		469,132,758
(cost $642,573,533)

REAL ESTATE INVESTMENT TRUST (REIT) 4.78%

Weyerhaeuser Co.	1,932,400	30,048,820
(cost $37,215,184)

EXCHANGE-TRADED FUNDS (ETF) 2.21%

Alerian MLP ETF	300,000	4,572,000	*
Horizons BetaPro S&P/TSX Capped Energy Bear Plus ETF	10,000	59,253	*
PowerShares DB US Dollar Index Bullish Fund	300,000	6,691,500	*
SPDR Gold Trust	16,000	2,529,280	*

Total Exchange-Traded Funds		13,852,033
(cost $13,767,434)

WARRANTS 3.00%

Coal 0.77%
Pacific Coal Resources Ltd., 144A, Warrants (March 2016)	7,907,407	565,865	*
Walter Energy, Inc., 144A, Warrants (June 2012)	375,000	4,270,431	*
		4,836,296

Diversified Minerals 0.00%
Lithium Americas Corp., 144A, Warrants (May 2012)	283,333	0	*@
Melior Resources, Inc., 144A, Warrants (June 2013)	3,803,000	27,215	*
Niocan Inc., 144A, Warrants (August 2014) (RS)	260,000	0	*@
		27,215

Finance - Investment Banker/Broker 0.01%
Aberdeen International, Inc., 144A, Warrants (June 2012)	500,000	50,093	*

Gold Mining 1.10%
Chesapeake Gold Corp., Warrants (February 2012)	52,400	398,731	*
Dundee Precious Metals, Inc., Warrants (November 2015)	625,000	3,029,436	*
Gran Colombia Gold Corp., 144A, Warrants (November 2011)	416,666	7,951	*
Gran Colombia Gold Corp., Warrants (August 2015)	2,622,733	425,423	*
Gran Colombia Gold Corp., 144A, Warrants (August 2015)	1,594,166	258,583	*
New Gold, Inc., Warrants (November 2012)	269,000	154,000	*
New Gold, Inc., 144A, Warrants (June 2017)	822,570	2,637,122	*
Rusoro Mining Ltd., 144A, Warrants (November 2011)	216,667	0	*@
Rusoro Mining Ltd., 144A, Warrants (November 2012)	3,150,000	15,028	*
		6,926,274

Gold/Mineral Royalty Companies 0.04%
Franco-Nevada Corp., 144A, Warrants (June 2017)	44,000	274,987	*

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	1,162,500	0	*@

Metal - Iron 0.01%
West African Iron Ore Corp., 144A, Warrants (March 2016)	2,925,000	55,818	*

Mining Services 0.00%
Bounty Mining Ltd., Warrants (December 2011)	5,500,000	0	*@

Oil Companies - Exploration & Production 1.07%
Gran Tierra Energy, Inc., Warrants (June 2012)	1,550,000	5,766,000	*@
Hawkstone Energy Corp., 144A, Warrants (October 2011)	15,000,000	0	*
Petroamerica Oil Corp., 144A, Warrants (October 2014)	8,000,000	267,163	*
PetroMagdalena Energy Corp., 144A, Warrants (February 2016)	2,303,357	659,326	*
		6,692,489

Total Warrants		18,863,172
(cost $3,679,163)

UNITS 0.54%

Oil Companies - Exploration & Production 0.54%
SandRidge Permian Trust	200,000	3,370,000	*
(cost $3,600,000)

SUBSCRIPTION RECEIPTS 0.26%

Oil Companies - Exploration & Production 0.26%
Horn Petroleum Corp., 144A (RS)	2,110,889	1,655,096	*@
(cost $2,010,690)

DEBENTURE 0.07%	Principal Amount

Diversified Minerals 0.07%
Niocan Inc., 144A, 12.00%, maturity 08/27/12 (RS)	$500,000	453,223	@
(cost $510,621)

CONVERTIBLE DEBENTURE 0.78%

Metal & Mineral Mining 0.78%
Grupo Empresarial Ibiza S.A., 12.68%, maturity 05/03/12 (RS)	4,900,000	4,900,000	@
(cost $4,900,000)

SILVER-LINKED NOTE 0.27%

Gold Mining 0.27%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	2,000,000	1,700,000
(cost $2,000,000)

Total Investments 86.57%		543,975,102
(cost $710,256,625)
Other assets and liabilities, net 13.43%		84,398,607

NET ASSETS 100%		$628,373,709

See notes to portfolios of investments.

WORLD PRECIOUS MINERALS FUND
Portfolio of Investments (unaudited)		September 30, 2011

COMMON STOCKS 77.70%	Shares	Value

Agricultural Operations 0.25%
Agriterra Ltd.	29,550,000	$1,259,759	*

Coal 0.80%
Pacific Coal Resources Ltd.	142,000	52,841	*
Pacific Coal Resources Ltd., 144A	2,222,222	826,932	*
Prophecy Coal Corp., 144A	133,400	59,187	*
Sable Mining Africa Ltd.	18,412,500	3,055,314	*
		3,994,274

Diamonds/Precious Stones 0.53%
Diagem, Inc.	406,350	0	*@
Diamonds North Resources Ltd.	1,757,400	167,683	*
Diamonds North Resources Ltd., 144A	1,046,800	99,881	*
Lucara Diamond Corp.	1,250,000	1,133,056	*
Northern Superior Resources, Inc., Class A	1,467,900	280,120	*
Olivut Resources Ltd.	633,500	876,461	*
Rockwell Diamonds, Inc.	66,666	28,624	*
Rockwell Diamonds, Inc., 144A	171,667	73,709	*
		2,659,534

Diversified Minerals 3.89%
Aldridge Minerals, Inc.	1,315,000	1,003,769	*
Amarc Resources Ltd.	695,545	219,007	*
Azumah Resources Ltd.	5,150,000	1,773,877	*
Calibre Mining Corp.	900,000	85,874	*
Erdene Resource Development Corp.	426,000	162,588	*
Golden Alliance Resources Corp.	235,000	40,361	*
Grayd Resource Corp.	2,410,000	5,955,727	*
Helio Resource Corp.	500,000	152,664	*
Indochine Mining Ltd.	5,785,500	687,204	*
Mindoro Resources Ltd., 144A	2,984,000	355,899	*
Mines Management, Inc.	807,500	1,316,289	*
Miocene Metals Ltd.	256,833	39,209	*
Moss Lake Gold Mines Ltd.	3,325,000	586,923	*+
New Pacific Metals Corp.	266,600	330,690	*
North American Tungsten Corp.	950,000	235,676	*
Prodigy Gold, Inc.	1,100,000	545,775	*
Roca Mines, Inc.	1,025,000	117,361	*
Rochester Resources Ltd.	1,125,000	37,570	*+
Rochester Resources Ltd., 144A	6,630,000	221,411	*+
Rubicon Minerals Corp.	1,470,000	5,119,508	*
Strongbow Exploration, Inc.	825,000	123,980	*
Wallbridge Mining Co., Ltd.	1,541,000	272,015	*
		19,383,377

Finance - Investment Banker/Broker 0.30%
Aberdeen International, Inc.	2,386,000	1,502,562	*

Financial Services 0.00%
Invictus Financial, Inc.	996,000	4,752	*

Gold Mining 56.68%
Agnico-Eagle Mines Ltd.	330,000	19,641,600
Almaden Minerals Ltd.	550,000	1,406,421	*
AngloGold Ashanti Ltd., Sponsored ADR	80,000	3,308,800	*
Barrick Gold Corp.	130,000	6,064,500
Belo Sun Mining Corp.	1,260,000	1,358,523	*
Brazilian Gold Corp.	510,000	238,443	*
Canaco Resources, Inc.	1,000,000	1,822,432	*
Candente Gold Corp.	725,000	228,281	*+
Candente Gold Corp., 144A	4,875,000	1,534,994	*+
Canyon Resources Ltd.	826,316	429,728	*
CB Gold, Inc.	1,000,000	586,804	*
Chalice Gold Mines Ltd.	4,000,000	1,164,004	*
Chesapeake Gold Corp.	698,304	10,327,477	*
Claude Resources, Inc.	2,025,000	3,671,103	*
Colossus Minerals, Inc.	402,500	2,146,820	*
Continental Gold Ltd.	1,460,000	9,249,940	*
Corona Gold Ltd.	812,500	78,626	*@
Crystallex International Corp.	2,150,000	279,070	*
Dundee Precious Metals, Inc.	1,017,630	7,932,863	*
Eastmain Resources, Inc.	700,000	734,698	*
Eldorado Gold Corp.	200,000	3,428,000
Elissa Resources Ltd., 144A	36,250	8,301	*
Endeavour Mining Corp.	1,200,000	2,289,967	*
Entree Gold, Inc.	3,005,000	4,128,811	*
Extorre Gold Mines Ltd.	1,023,400	6,005,903	*
Goldcorp, Inc.	215,000	9,812,600
Golden Arrow Resources Corp.	2,150,000	553,886	*
Golden Predator Corp.	2,950,700	2,196,027	*
Gran Colombia Gold Corp.	5,516,278	3,105,390	*+
Gran Colombia Gold Corp., 144A	17,175,360	9,668,873	*+
Grandview Gold, Inc.	1,100,000	52,478	*
Great Basin Gold Ltd.	1,000,000	1,688,851	*
Guyana Goldfields, Inc.	385,000	2,887,362	*
Harmony Gold Mining Co., Ltd., Sponsored ADR	1,030,000	12,081,900	*
IAMGOLD Corp.	305,000	6,032,900
Kaminak Gold Corp., Class A	100,000	295,787	*
Kimber Resources, Inc.	1,120,000	1,478,400	*
Kinross Gold Corp.	1,060,000	15,666,800	^
Klondex Mines Ltd.	2,950,000	6,980,583	*+
Levon Resources Ltd.	650,000	508,564	*
Lexam VG Gold, Inc.	2,250,000	858,738	*
Lexam VG Gold, Inc., 144A	2,406,501	918,468	*
Lion One Metals Ltd.	590,000	669,911	*
Malbex Resources, Inc.	470,500	136,923	*
Malbex Resources, Inc., 144A	1,333,333	388,022	*
Mirasol Resources Ltd.	2,070,000	6,853,585	*+
Newmont Mining Corp.	40,000	2,516,000
NGEx Resources, Inc.	2,365,500	6,048,891	*
North Country Gold Corp.	325,000	272,888	*
Olympus Pacific Minerals, Inc.	460,590	131,842	*
Pacific Rim Mining Corp.	133,500	20,381	*
Pan African Resources plc	12,083,300	2,169,518
Petaquilla Minerals Ltd., 144A	2,660,000	1,700,491	*
Pilot Gold, Inc.	100,000	114,498	*
Planet Exploration, Inc.	1,020,500	136,320	*
PMI Gold Corp.	5,800,000	2,933,066	*+
PMI Gold Corp., CHESS Depository Instrument	5,450,000	2,794,442	*+
Premier Gold Mines Ltd.	700,000	3,686,847	*
Queenston Mining, Inc.	300,000	1,373,980	*
Radius Gold, Inc.	2,145,000	757,263	*
Randgold Resources Ltd., Sponsored ADR	250,000	24,180,000
Renaissance Gold, Inc.	510,000	710,462	*
Reunion Gold Corp.	1,845,000	2,288,536	*
Revolution Resources Corp., 144A	570,000	214,828	*
Richmont Mines, Inc.	597,500	6,315,575	*
Rio Alto Mining Ltd.	650,000	1,600,115	*
Romarco Minerals, Inc.	7,600,000	8,629,359	*
Rusoro Mining Ltd.	6,325,900	875,202	*
Rye Patch Gold Corp.	3,800,000	1,323,410	*
San Gold Corp.	1,410,000	2,932,875	*
SEMAFO, Inc.	200,000	1,650,685	*
Solvista Gold Corp.	30,000	17,175	*
Solvista Gold Corp., 144A	2,620,000	1,499,928	*
St Barbara Ltd.	1,500,000	2,961,519	*
Sunridge Gold Corp.	1,000,000	429,369	*
Taurus Gold Ltd. (RS)	1,610,169	1,899,999	*@
Tolima Gold Corp., 144A (RS)	3,250,000	1,240,399	*+@
Torex Gold Resources, Inc.	1,000,000	1,240,399	*
Trelawney Mining & Exploration, Inc.	675,000	2,022,327	*
TriStar Gold, Inc.	1,290,000	676,972	*
Virginia Mines, Inc.	736,000	5,920,023	*
West Kirkland Mining, Inc.	610,000	640,237	*
Yamana Gold, Inc.	1,300,000	17,758,000
		282,585,978

Gold/Mineral Royalty Companies 1.16%
Franco-Nevada Corp.	160,000	5,787,510

Machinery - Construction & Mining 0.78%
Caterpillar, Inc.	53,000	3,913,520

Medical - Hospitals 0.08%
African Medical Investments plc	4,600,000	376,559	*

Metal - Copper 0.75%
Augusta Resource Corp.	552,500	1,696,175	*
Catalyst Copper Corp.	1,564,000	119,383	*
Revett Minerals, Inc.	501,600	1,943,129	*
Verona Development Corp.	48,500	0	*@
		3,758,687

Metal - Diversified 3.39%
Avion Gold Corp.	2,999,900	5,753,351	*
Balmoral Resources Ltd.	1,000,000	801,488	*
Bearing Resources Ltd.	81,250	38,762	*
Bell Copper Corp.	2,000,000	314,870	*
Cerro Resources NL	18,658,000	2,438,504	*
Cerro Resources NL, 144A	2,600,000	297,696	*
Dalradian Resources, Inc.	1,605,000	2,741,234	*
Dia Bras Exploration, Inc.	75,000	182,482	*
First Point Minerals Corp.	2,400,000	1,351,081	*
Mariana Resources Ltd.	4,000,000	715,727	*
Orsu Metals Corp.	289,800	44,242	*
Orsu Metals Corp., 144A	1,800,000	274,796	*
Prophecy Platinum Corp.	1	3	*
Robust Resources Ltd.	600,000	665,111	*
South American Silver Corp.	500,000	753,781	*
Temex Resources Corp.	950,000	203,950	*
Tigray Resources, Inc.	275,000	304,375	*
		16,881,453

Mining Services 0.81%
Argent Minerals Ltd.	5,625,000	1,077,133	*
Energold Drilling Corp.	405,000	1,410,476	*
Geodrill Ltd.	315,000	556,033	*
Natasa Mining Ltd.	1,306,449	977,799	*
		4,021,441

Oil Companies - Exploration & Production 1.32%
Big Sky Energy Corp.	2,000,000	0	*@
Pacific Rubiales Energy Corp.	108,557	2,299,476
PetroMagdalena Energy Corp.	893,671	852,699	*
PetroMagdalena Energy Corp., 144A	3,592,857	3,428,135	*
		6,580,310

Platinum 0.60%
Anooraq Resources Corp.	615,875	364,336	*
Osmium Holdings S.A. (RS)	891	0	*@
Pacific North West Capital Corp.	1,291,666	246,489	*
Platinum Group Metals Ltd.	2,000,000	2,156,386	*
Seafield Resources Ltd., 144A	1,300,000	235,676	*
		3,002,887

Precious Metals 2.67%
Atikwa Resources, Inc.	1,333,333	69,971	*
Coeur d'Alene Mines Corp.	360,000	7,718,400	*
Fortress Minerals Corp.	199,100	854,873	*
Fortress Minerals Corp., 144A	70,000	300,558	*
Minefinders Corp. Ltd.	115,000	1,600,800	*
Solitario Exploration & Royalty Corp.	940,000	1,605,458	*
Tahoe Resources, Inc.	80,000	1,152,617	*
		13,302,677

Silver Mining 3.69%
First Majestic Silver Corp.	145,000	2,212,251	*
Fortuna Silver Mines, Inc.	600,000	2,976,957	*
MAG Silver Corp.	789,000	6,173,179	*
Polymetal, Sponsored GDR	117,000	1,805,699	*
Silver Standard Resources, Inc.	285,000	5,229,750	*^
		18,397,836

Total Common Stocks		387,413,116
(cost $456,391,646)

EXCHANGE-TRADED FUNDS (ETF) 0.31%

Horizons BetaPro S&P/TSX Global Gold Bear Plus ETF	120,000	989,266	*
SPDR Gold Trust	3,400	537,472	*

Total Exchange-Traded Funds		1,526,738
(cost $1,657,599)

WARRANTS 4.04%

Coal 0.02%
Pacific Coal Resources Ltd., 144A, Warrants (March 2016)	1,111,111	79,513	*

Diversified Minerals 0.04%
Mines Management, Inc., Warrants (April 2012)	950,300	190,060	*
Rochester Resources Ltd., 144A, Warrants (November 2011)	6,630,000	0	*@
		190,060

Gold Mining 3.62%
Agnico-Eagle Mines Ltd., Warrants (December 2013)	34,400	669,768	*
Agnico-Eagle Mines Ltd., 144A, Warrants (December 2013)	110,000	2,141,700	*
Argonaut Gold, Inc., 144A, Warrants (December 2012)	250,000	353,037	*
Candente Gold Corp., 144A, Warrants (December 2011)	2,437,500	0	*@
Chesapeake Gold Corp., Warrants (February 2012)	191,699	1,458,709	*
Crystallex International Corp., 144A, Warrants (December 2049)	162,500	0	*@
Dundee Precious Metals, Inc., Warrants (November 2015)	1,139,000	5,520,843	*
Endeavour Mining Corp., Warrants (February 2014)	1,030,000	540,528	*
Gran Colombia Gold Corp., Warrants (November 2011)	62,333	1,190	*
Gran Colombia Gold Corp., 144A, Warrants (November 2011)	1,666,666	31,805	*
Gran Colombia Gold Corp., Warrants (August 2015)	2,096,104	340,001	*
Gran Colombia Gold Corp., 144A, Warrants (August 2015)	4,520,983	733,330	*
Kinross Gold Corp., Warrants (September 2013)	777,411	830,781	*
Kinross Gold Corp., Warrants (September 2014)	163,855	381,476	*
New Gold, Inc., Warrants (April 2012)	2,525,100	168,653	*
New Gold, Inc., Warrants (November 2012)	326,000	186,632	*
New Gold, Inc., Warrants (June 2017)	1,088,700	3,490,322	*
New Gold, Inc., 144A, Warrants (June 2017)	352,530	1,130,195	*
Petaquilla Minerals Ltd., 144A, Warrants (January 2014)	2,660,000	0	*@
Rusoro Mining Ltd., 144A, Warrants (November 2011)	600,000	0	*@
Rusoro Mining Ltd., Warrants (November 2012)	225,750	1,077	*
Rusoro Mining Ltd., 144A, Warrants (November 2012)	6,105,000	29,126	*
Rye Patch Gold Corp., 144A, Warrants (December 2011)	1,800,000	25,762	*@
Solvista Gold Corp., 144A, Warrants (April 2013)	1,310,000	0	*@
Tolima Gold Corp., 144A, Warrants (March 2013) (RS)	1,625,000	0	*@
		18,034,935

Gold/Mineral Royalty Companies 0.25%
Franco-Nevada Corp., Warrants (March 2012)	86,000	557,988	*
Franco-Nevada Corp., Warrants (July 2013)	42,200	14,093	*
Franco-Nevada Corp., 144A, Warrants (July 2013)	125,000	41,744	*
Franco-Nevada Corp., Warrants (June 2017)	67,532	422,055	*
Franco-Nevada Corp., 144A, Warrants (June 2017)	37,000	231,239	*
		1,267,119

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	2,125,000	0	*@

Metal - Diversified 0.00%
Orsu Metals Corp., 144A, Warrants (April 2012)	900,000	0	*@

Oil Companies - Exploration & Production 0.10%
PetroMagdalena Energy Corp., 144A, Warrants (February 2016)	1,796,429	514,220	*

Platinum 0.01%
Seafield Resources Ltd., 144A, Warrants (December 2012)	1,300,000	65,121	*

Total Warrants		20,150,968
(cost $12,832,445)

SPECIAL WARRANTS 0.00%

Gold/Mineral Exploration & Development 0.00%
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049) (RS)	600,000	0	*@
(cost $300,000)

PURCHASED OPTION 0.03%	Contracts

Gold Mining 0.03%
Market Vectors Gold Miners ETF, Strike Price 60, Call, Expiration Oct. 2011	1,725	158,700
(premium $474,253)

CONVERTIBLE DEBENTURE 0.24%	Principal Amount

Metal - Iron 0.24%
Pacific Iron Corp., 1.00%, maturity 06/07/12 (RS)	$1,200,000	1,200,000	@
(cost $1,200,000)

SILVER-LINKED NOTE 1.39%

Gold Mining 1.39%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	8,150,000	6,927,500
(cost $8,150,000)

Total Securities		417,377,022
(cost $481,005,943)

REPURCHASE AGREEMENT 16.20%

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 09/30/2011, 0.04%, due 10/03/2011, repurchase price $80,773,711, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $80,773,442)	80,773,442	80,773,442

Total Investments 99.91%		498,150,464
(cost $561,779,385)
Other assets and liabilities, net 0.09%		459,013

NET ASSETS 100%		$498,609,477

CALL OPTIONS WRITTEN	Shares Subject To Call
Kinross Gold Corp., Strike Price 15, Expiration Oct. 2011	500,000	$355,000
Silver Standard Resources, Inc., Strike Price 21, Expiration Oct. 2011	85,000	42,500

Total Call Options Written		$397,500
(premiums received $492,336)

See notes to portfolios of investments.
GOLD & PRECIOUS METALS FUND
Portfolio of Investments (unaudited)		September 30, 2011

COMMON STOCKS 66.97%	Shares	Value

Gold Mining 55.64%
Agnico-Eagle Mines Ltd.	155,000	$9,225,600
AngloGold Ashanti Ltd., Sponsored ADR	140,000	5,790,400	*
AuRico Gold, Inc.	100,000	940,000	*
Barrick Gold Corp.	215,000	10,029,750
Claude Resources, Inc.	2,657,500	4,817,757	*
DRDGOLD Ltd., Sponsored ADR	245,000	1,244,600
Dundee Precious Metals, Inc.	1,120,387	8,733,898	*
Eldorado Gold Corp.	100,000	1,714,000
Endeavour Mining Corp.	800,000	1,526,645	*
Gold Fields Ltd., Sponsored ADR	150,000	2,298,000	*
Goldcorp, Inc.	125,000	5,705,000
Gran Colombia Gold Corp.	4,083,458	2,298,784	*
Gran Colombia Gold Corp., 144A	4,150,000	2,336,243	*
Great Basin Gold Ltd.	300,000	506,655	*
Harmony Gold Mining Co., Ltd., Sponsored ADR	850,000	9,970,500	*
IAMGOLD Corp.	370,000	7,318,600
Kinross Gold Corp.	460,000	6,798,800	^
Nevsun Resources Ltd.	100,000	503,000	*
Newmont Mining Corp.	35,000	2,201,500
OceanaGold Corp.	757,400	1,719,968	*
Pan African Resources plc	8,341,700	1,497,725
Randgold Resources Ltd., Sponsored ADR	120,000	11,606,400
Richmont Mines, Inc.	322,500	3,408,825	*
Royal Gold, Inc.	100,000	6,406,000
Rusoro Mining Ltd.	793,000	109,713	*
San Gold Corp.	710,000	1,476,838	*
SEMAFO, Inc.	100,000	825,342	*
Silver Lake Resources Ltd.	600,000	1,470,488	*
St Barbara Ltd.	500,000	987,173	*
Yamana Gold, Inc.	700,100	9,563,366
		123,031,570

Gold/Mineral Royalty Companies 3.11%
Franco-Nevada Corp.	190,000	6,872,668

Machinery - Construction & Mining 1.22%
Caterpillar, Inc.	36,500	2,695,160

Medical - Hospitals 0.07%
African Medical Investments plc	1,975,000	161,675	*

Metal - Diversified 0.44%
Avion Gold Corp.	500,000	958,924	*

Mining Services 0.22%
Major Drilling Group International, Inc.	50,000	493,297

Precious Metals 2.81%
Coeur d'Alene Mines Corp.	235,000	5,038,400	*
Minefinders Corp. Ltd.	85,000	1,183,200	*
		6,221,600

Silver Mining 3.46%
First Majestic Silver Corp.	65,000	991,699	*
Fortuna Silver Mines, Inc.	400,000	1,984,638	*
Polymetal, Sponsored GDR	77,000	1,188,366	*
Silver Standard Resources, Inc.	190,000	3,486,500	*^
		7,651,203

Total Common Stocks		148,086,097
(cost $153,228,595)

EXCHANGE-TRADED FUNDS (ETF) 0.29%

Horizons BetaPro S&P/TSX Global Gold Bear Plus ETF	50,000	412,194	*
SPDR Gold Trust	1,400	221,312	*

Total Exchange-Traded Funds		633,506
(cost $687,756)

WARRANTS 5.85%

Gold Mining 5.39%
Agnico-Eagle Mines Ltd., Warrants (December 2013)	29,500	574,365	*
Agnico-Eagle Mines Ltd., 144A, Warrants (December 2013)	70,000	1,362,900	*
Crystallex International Corp., 144A, Warrants (December 2049)	62,500	0	*@
Dundee Precious Metals, Inc., Warrants (June 2012)	56,100	8,564	*
Dundee Precious Metals, Inc., Warrants (November 2015)	1,381,100	6,694,326	*
Endeavour Mining Corp., Warrants (February 2014)	402,000	237,942	*
Gran Colombia Gold Corp., Warrants (November 2011)	280,332	5,350	*
Gran Colombia Gold Corp., Warrants (August 2015)	1,947,773	315,940	*
Gran Colombia Gold Corp., 144A, Warrants (August 2015)	625,000	101,379	*
Kinross Gold Corp., Warrants (September 2013)	645,394	689,701	*
Kinross Gold Corp., Warrants (September 2014)	83,435	194,248	*
New Gold, Inc., Warrants (April 2012)	3,078,400	205,608	*
New Gold, Inc., Warrants (November 2012)	1,072,500	613,997	*
New Gold, Inc., Warrants (June 2017)	285,000	913,697	*
Rusoro Mining Ltd., Warrants (November 2012)	688,750	3,286	*
Rusoro Mining Ltd., 144A, Warrants (November 2012)	930,000	4,437	*
		11,925,740

Gold/Mineral Royalty Companies 0.46%
Franco-Nevada Corp., Warrants (March 2012)	96,500	626,115	*
Franco-Nevada Corp., 144A, Warrants (July 2013)	125,000	41,744	*
Franco-Nevada Corp., Warrants (June 2017)	38,868	242,914	*
Franco-Nevada Corp., 144A, Warrants (June 2017)	17,000	106,245	*
		1,017,018

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	912,500	0	*@

Total Warrants		12,942,758
(cost $8,200,640)

PURCHASED OPTIONS 0.38%	Contracts

Gold Mining 0.38%
AngloGold Ashanti Ltd., Strike Price 40, Call, Expiration Jan. 2013 (premium $245,626)	320	281,600
Gold Fields Ltd., Strike Price 12.50, Call, Expiration Jan. 2013 (premium $270,852)	820	364,900
Harmony Gold Mining Co., Ltd., Strike Price 12.50, Call, Expiration Jan. 2013 (premium $139,310)	530	119,250
Market Vectors Gold Miners ETF, Strike Price 60, Call, Expiration Oct. 2011 (premium $206,197)	750	69,000

Total Purchased Options		834,750
(cost $861,985)

NOTES 1.96%	Principal Amount

Gold Mining 1.96%
Barrick Gold Corp., 6.95%, maturity 04/01/19	$1,700,000	2,064,330
Newmont Mining Corp., 6.25%, maturity 10/01/39	2,000,000	2,267,592

Total Notes		4,331,922
(cost $4,466,528)

SILVER-LINKED NOTE 1.63%

Gold Mining 1.63%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	4,250,000	3,612,500
(cost $4,250,000)

Total Investments 77.08%		170,441,533
(cost $171,695,504)
Other assets and liabilities, net 22.92%		50,691,010

NET ASSETS 100%		$221,132,543

CALL OPTIONS WRITTEN	Shares Subject To Call	Value
Kinross Gold Corp., Strike Price 15, Expiration Oct. 2011	255,000	$181,050
Silver Standard Resources, Inc., Strike Price 21, Expiration Oct. 2011	65,000	32,500

Total Call Options Written		$213,550
(premiums received $298,294)

See notes to portfolios of investments.

EASTERN EUROPEAN FUND
Portfolio of Investments (unaudited)		September 30, 2011

COMMON STOCKS 88.74%	Shares	Value

Agricultural Chemicals 2.57%
Uralkali OJSC	151,300	$1,047,855	*
Uralkali OJSC, Sponsored GDR	141,400	4,814,697
		5,862,552

Agricultural Operations 1.22%
Kernel Holding S.A.	151,600	2,786,567	*

Airport Development/Maintenance 1.45%
TAV Havalimanlari Holding A.S.	837,100	3,303,144	*

Appliances 1.29%
Arcelik A.S.	746,500	2,929,010

Automotive - Cars & Light Trucks 1.54%
Tofas Turk Otomobil Fabrikasi A.S.	990,200	3,507,575

Chemicals - Diversified 1.24%
Synthos S.A.	2,521,276	2,825,619	*

Coal 0.01%
Eastcoal, Inc.	52,100	19,636	*

Commercial Banks - Non US 12.71%
Powszechna Kasa Oszczednosci Bank Polski S.A.	250,000	2,452,479
Sberbank of Russia	3,635,895	7,854,155
Turkiye Garanti Bankasi A.S.	2,011,382	7,798,263
Turkiye Is Bankasi, Class C	2,233,520	5,751,585
VTB Bank OJSC, Sponsored GDR	545,200	2,240,315	*
Yapi ve Kredi Bankasi A.S.	1,308,400	2,891,973	*
		28,988,770

Electric - Generation 1.20%
CEZ A.S.	71,200	2,743,644

Electric - Integrated 0.98%
Enel OGK-5 OJSC	38,000,000	2,242,304	*

Finance - Investment Banker/Broker 1.71%
Turkiye Sinai Kalkinma Bankasi A.S.	3,667,046	3,909,273

Food - Retail 1.84%
X5 Retail Group N.V., Sponsored GDR	153,000	4,199,313	*

Food - Wholesale/Distribution 1.40%
Eurocash S.A.	450,000	3,182,071	*

Gold Mining 3.31%
Dundee Precious Metals, Inc.	236,767	1,845,700	*
Eldorado Gold Corp.	62,000	1,062,680
Koza Altin Isletmeleri A.S.	389,500	4,643,443
		7,551,823

Housewares 1.02%
Turkiye Sise ve Cam Fabrikalari A.S.	1,218,181	2,324,948

Investment Companies 0.09%
Vostok Nafta Investment Ltd.	65,000	208,602	*

Machinery - Farm 0.76%
Turk Traktor ve Ziraat Makineleri A.S.	90,317	1,727,928	*

Medical - Generic Drugs 3.00%
Pharmstandard OJSC	10,192	680,543	*
Pharmstandard OJSC, Sponsored GDR	324,974	6,149,076	*
		6,829,619

Metal - Diversified 4.47%
Grupa Kety S.A.	40,193	1,163,070	*
KGHM Polska Miedz S.A.	50,400	1,981,708
MMC Norilsk Nickel OJSC, Sponsored ADR	295,000	6,342,112	*
Orsu Metals Corp.	664,240	101,406	*
Orsu Metals Corp., 144A	4,025,000	614,474	*
		10,202,770

Metal - Iron 0.45%
Ferrexpo plc	250,000	1,020,556

Miscellaneous Manufacturers 0.93%
Trakya Cam Sanayii A.S.	1,300,000	2,130,688

Oil - Field Services 0.73%
Trican Well Service Ltd.	117,770	1,669,827	*

Oil Companies - Exploration & Production 12.77%
BNK Petroleum, Inc.	400,000	977,053	*
Gazprom OAO, Sponsored ADR	1,295,902	12,395,891
NovaTek OAO, Sponsored GDR	138,077	15,736,925
		29,109,869
Oil Companies - Integrated 22.54%
Lukoil OAO, Sponsored ADR	300,010	15,102,954
MOL Hungarian Oil & Gas Nyrt.	69,000	4,652,138	*
Rosneft Oil Co. OJSC, Sponsored GDR	1,987,509	11,578,963
Surgutneftegas OJSC, Sponsored ADR	977,200	7,800,287	*
TNK-BP Holding	5,034,800	12,274,661
		51,409,003

Oil Refining & Marketing 1.27%
Tupras Turkiye Petrol Rafinerileri A.S.	140,000	2,884,155

Property/Casualty Insurance 3.57%
Powszechny Zaklad Ubezpieczen S.A.	86,200	8,150,792

Real Estate Operating/Development 0.20%
Etalon Group Ltd., GDR	130,000	451,885	*

Silver Mining 1.76%
Polymetal, Sponsored GDR	260,000	4,012,663	*

Steel - Producers 0.49%
Novolipetsk Steel, Sponsored GDR	55,500	1,120,657	*

Telecom Services 0.74%
Telefonica Czech Republic A.S.	79,500	1,695,848

Transportation - Rail 0.54%
Globaltrans Investment plc, Sponsored GDR	90,700	1,226,337

Web Portals/Internet Service Providers 0.94%
Yandex N.V., Class A	104,600	2,134,886	*

Total Common Stocks		202,362,334
(cost $208,783,612)

EXCHANGE-TRADED FUNDS (ETF) 1.11%

ProShares UltraShort Oil & Gas	50,000	1,975,500	*
SPDR Gold Trust	3,500	553,280	*

Total Exchange-Traded Funds		2,528,780
(cost $2,547,320)

WARRANTS 1.06%

Gold Mining 1.06%
Dundee Precious Metals, Inc., Warrants (November 2015)	500,000	2,423,548	*

Metal - Diversified 0.00%
Orsu Metals Corp., 144A, Warrants (April 2012)	2,012,500	0	*@

Total Warrants		2,423,548
(cost $0)

Total Investments 90.91%		207,314,662
(cost $211,330,932)
Other assets and liabilities, net 9.09%		20,724,748

NET ASSETS 100%		$228,039,410

CALL OPTIONS WRITTEN	Shares Subject To Call	Value
Gazprom OAO, Strike Price 9.50, Expiration Oct. 2011	200,000	$130,000
Gazprom OAO, Strike Price 11, Expiration Oct. 2011	200,000	71,000
Lukoil OAO, Strike Price 60, Expiration Oct. 2011	60,000	30,300
MMC Norilsk Nickel OJSC, Strike Price 25, Expiration Oct. 2011	100,000	3,000
MMC Norilsk Nickel OJSC, Strike Price 22, Expiration Nov. 2011	100,000	105,000
Rosneft Oil Co. OJSC, Strike Price 6.25, Expiration Oct. 2011	600,000	108,000
Rosneft Oil Co. OJSC, Strike Price 7, Expiration Nov. 2011	400,000	48,000
Surgutneftegas OJSC, Strike Price 8.50, Expiration Oct. 2011	600,000	150,000
VTB Bank OJSC, Strike Price 5, Expiration Oct. 2011	200,000	6,000

Total Call Options Written		$651,300
(premiums received $1,051,200)

PUT OPTIONS WRITTEN	Shares Subject To Put
Mechel, Strike Price 9, Expiration Jan. 2012	250,000	$237,500
Turkcell Iletisim Hizmet, Strike Price 10, Expiration Jan. 2012	64,100	44,870

Total Put Options Written		$282,370
(premiums received $284,488)

See notes to portfolios of investments.

GLOBAL EMERGING MARKETS FUND
Portfolio of Investments (unaudited)		September 30, 2011

COMMON STOCKS 73.57%	Shares	Value

Agricultural Chemicals 1.01%
Uralkali OJSC	13,200	$91,419	*

Airlines 1.49%
Copa Holdings S.A., Class A	2,200	134,794

Automotive/Truck Parts & Equipment - Replacement 0.79%
Bosch Ltd.	500	71,717

Brewery 1.63%
Cia de Bebidas das Americas, Sponsored ADR	4,800	147,120

Building & Construction Products - Miscellaneous 3.08%
China Communications Construction Co., Ltd., H shares	148,000	94,484
Taiwan Glass Industrial Corp.	165,380	183,229	*
		277,713

Building Products - Cement/Aggregates 1.05%
Asia Cement Corp.	2,900	2,986
PT Holcim Indonesia Tbk	457,800	91,726
		94,712

Cellular Telecommunications 5.66%
China Unicom (Hong Kong) Ltd.	61,100	124,914
Empresa Nacional de Telecomunicaciones S.A.	6,500	124,711
Total Access Communication PCL	44,600	105,491	*
Vodacom Group Ltd.	14,000	156,190
		511,306

Coal 0.44%
PT Bumi Resources Tbk	180,000	39,327

Commercial Banks - Non US 3.68%
Credicorp Ltd.	1,500	138,300
Yapi ve Kredi Bankasi A.S.	26,000	57,468	*
Yes Bank Ltd.	25,000	135,983	*
		331,751

Computer Services 0.83%
Redington India Ltd.	40,000	74,544	*

Consumer Products - Miscellaneous 0.81%
Marico Ltd.	25,000	73,362	*

Cosmetics & Toiletries 1.33%
LG Household & Health Care Ltd.	268	120,291

Diversified Operations 0.95%
Guangdong Investment Ltd.	138,000	85,428	*

Electric - Generation 1.11%
AES Tiete S.A.	8,000	99,987

Electronic Components - Miscellaneous 0.09%
TPK Holding Co., Ltd.	420	7,790	*

Finance - Consumer Loans 1.05%
Capitec Bank Holdings Ltd.	4,000	94,898	*

Food - Meat Products 1.17%
BRF-Brasil Foods S.A., Sponsored ADR	6,000	105,180

Food - Retail 0.61%
X5 Retail Group N.V., Sponsored GDR	2,000	54,893	*

Gas - Distribution 2.11%
ENN Energy Holdings Ltd.	36,000	117,158
Indraprastha Gas Ltd.	8,500	73,646	*
		190,804

Gold Mining 3.91%
Cia de Minas Buenaventura S.A., Sponsored ADR	2,500	94,350
Eldorado Gold Corp.	5,500	94,270
Koza Altin Isletmeleri A.S.	13,800	164,517
		353,137

Internet Content - Entertainment 1.15%
Netease.com, Sponsored ADR	2,710	103,414	*

Investment Companies 0.36%
Vostok Nafta Investment Ltd.	10,000	32,093	*

Machinery - Farm 0.66%
Turk Traktor ve Ziraat Makineleri A.S.	3,126	59,806	*

Medical - Generic Drugs 1.05%
Pharmstandard OJSC, Sponsored GDR	5,000	94,609	*

Medical - Hospitals 1.63%
Bumrungrad Hospital PCL	71,900	87,784	*
Life Healthcare Group Holdings Ltd.	25,000	59,444	*
		147,228

Metal - Diversified 1.60%
MMC Norilsk Nickel OJSC, Sponsored ADR	5,000	107,493	*
Orsu Metals Corp.	41,083	6,272	*
Orsu Metals Corp., 144A	200,000	30,533	*
		144,298

Multimedia 1.29%
Naspers Ltd., Class N	2,700	116,889

Oil Companies - Exploration & Production 0.99%
PetroMagdalena Energy Corp.	29,185	27,847	*
PetroMagdalena Energy Corp., 144A	64,286	61,339	*
		89,186

Oil Companies - Integrated 5.87%
China Petroleum & Chemical Corp., Sponsored ADR	1,000	95,800	*
Lukoil OAO, Sponsored ADR	2,000	100,683
PetroChina Co., Ltd., Sponsored ADR	900	108,441	*
TNK-BP Holding	92,200	224,780
		529,704

Petrochemicals 1.71%
Formosa Chemicals & Fibre Corp.	60,000	154,665

Photo Equipment & Supplies 1.28%
Largan Precision Co., Ltd.	5,000	115,484

Public Thoroughfares 1.79%
CCR S.A.	6,200	161,409

Real Estate Management/Services 2.26%
BR Malls Participacoes S.A.	20,000	204,334

Real Estate Operating/Development 0.86%
PT Alam Sutera Realty Tbk	1,823,500	77,581	*

Retail - Apparel/Shoe 1.94%
Lojas Renner S.A.	2,369	63,816
Restoque Comercio e Confeccoes de Roupas S.A.	10,000	110,889	*
		174,705

Retail - Automobile 0.94%
PT Indomobil Sukses Internasional Tbk	71,500	84,823	*

Retail - Discount 1.25%
E-Mart Co., Ltd.	200	49,895	*
Siam Makro PCL	9,000	62,905	*
		112,800

Retail - Major Department Store 1.61%
El Puerto de Liverpool SAB de CV	22,500	145,180	*

Retail - Miscellaneous/Diversified 0.92%
Mr Price Group Ltd.	10,000	83,005	*

Retail - Regional Department Stores 1.04%
Golden Eagle Retail Group Ltd.	46,000	94,106

Retail - Restaurants 2.61%
Arcos Dorados Holdings, Inc., Class A	6,000	139,140
Jubilant Foodworks Ltd.	6,000	96,894	*
		236,034

Shipbuilding 0.83%
Hyundai Heavy Industries Co., Ltd.	326	75,372

Telecom Services 0.96%
Chunghwa Telecom Co., Ltd.	26,000	86,547

Telephone - Integrated 1.67%
Telecomunicacoes de Sao Paulo S.A., Sponsored ADR	5,700	150,765

Textile - Products 1.30%
Cia Hering	7,000	116,937

Tobacco 1.03%
KT&G Corp.	1,500	93,321

Web Portals/Internet Service Providers 2.17%
Baidu, Inc., Sponsored ADR	800	85,528	*
Sina Corp.	1,000	71,610	*
Yandex N.V., Class A	1,900	38,779	*
		195,917

Total Common Stocks		6,640,385
(cost $7,938,548)

REAL ESTATE INVESTMENT TRUSTS (REIT) 1.84%

Parkway Life Real Estate Investment Trust	60,000	83,759
The Link Real Estate Investment Trust	26,000	81,994

Total Real Estate Investment Trusts (REIT)		165,753
(cost $181,607)

EXCHANGE-TRADED FUNDS (ETF) 2.00%

iShares Silver Trust	500	14,465	*
ProShares UltraShort Oil & Gas	3,000	118,530	*
SPDR Gold Trust	300	47,424	*

Total Exchange-Traded Funds		180,419
(cost $181,965)

WARRANTS 0.10%

Metal - Diversified 0.00%
Orsu Metals Corp., 144A, Warrants (April 2012)	100,000	0	*@

Oil Companies - Exploration & Production 0.10%
PetroMagdalena Energy Corp., 144A, Warrants (February 2016)	32,143	9,201	*

Total Warrants		9,201
(cost $0)

PURCHASED OPTION 0.14%	Contracts

Exchange-Traded Fund 0.14%
SPDR Gold Trust, Strike Price 160, Call, Expiration Oct. 2011	30	12,900
(premium $18,810)

CONVERTIBLE DEBENTURE 1.11%	Principal Amount

Metal - Iron 1.11%
Pacific Iron Corp., 1.00%, maturity 06/07/12 (RS)	$100,000	100,000	@
(cost $100,000)

Total Investments 78.76%		7,108,658
(cost $8,420,930)
Other assets and liabilities, net 21.24%		1,917,487

NET ASSETS 100%		$9,026,145

See notes to portfolios of investments.

CHINA REGION FUND
Portfolio of Investments (unaudited)		September 30, 2011

COMMON STOCKS 78.47%	Shares	Value

Agricultural Chemicals 0.98%
China BlueChemical Ltd., H shares	442,000	$336,653

Appliances 0.38%
Haier Electronics Group Co., Ltd.	195,000	131,075	*

Automotive - Cars & Light Trucks 0.46%
Dongfeng Motor Group Co., Ltd., H shares	120,000	159,033

Brewery 1.67%
Tsingtao Brewery Co., Ltd., H shares	106,000	572,805	*

Building & Construction Products - Miscellaneous 1.12%
China Communications Construction Co., Ltd., H shares	602,000	384,320

Casino Hotels 3.25%
Sands China Ltd.	143,600	330,274	*
SJM Holdings Ltd.	452,000	786,771
		1,117,045

Cellular Telecommunications 7.91%
China Mobile Ltd.	145,400	1,418,909
China Unicom Hong Kong Ltd.	204,500	418,085
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,372,000	480,301	*
Total Access Communication PCL	170,200	402,680	*
		2,719,975

Coal 3.63%
China Shenhua Energy Co., Ltd., H shares	132,400	518,770
PT Bumi Resources Tbk	800,100	174,808
Yanzhou Coal Mining Co., H shares	264,500	555,878
		1,249,456

Computers 0.45%
Lenovo Group Ltd.	234,000	156,460

Cosmetics & Toiletries 1.32%
LG Household & Health Care Ltd.	1,012	454,232

Distribution/Wholesale 0.93%
Digital China Holdings Ltd.	250,000	320,310	*

Diversified Minerals 0.53%
Erdene Resource Development Corp.	99,000	37,785	*
Woulfe Mining Corp.	811,900	143,315	*
		181,100

Diversified Operations 0.96%
Guangdong Investment Ltd.	536,000	331,807	*

Electronic Components - Miscellaneous 0.18%
TPK Holding Co., Ltd.	3,315	61,482	*
Yageo Corp., Sponsored GDR	1	0	*@
		61,482

Food - Dairy Products 2.60%
China Mengniu Dairy Co., Ltd.	298,500	894,656

Food - Miscellaneous/Diversified 1.71%
Charoen Pokphand Foods PCL	489,900	420,161
PT Indofood Sukses Makmur Tbk	300,000	169,216
		589,377

Gas - Distribution 2.95%
ENN Energy Holdings Ltd.	160,000	520,703
Towngas China Co., Ltd.	1,001,200	495,481	*
		1,016,184

Gold Mining 0.51%
Euromax Resources Ltd., 144A	473,235	99,339	*
Olympus Pacific Minerals, Inc.	264,410	75,686	*
		175,025

Hotels & Motels 0.79%
Home Inns & Hotels Management, Inc., Sponsored ADR	10,567	272,312	*

Internet Application Software 2.44%
Tencent Holdings Ltd.	41,000	838,954

Internet Content - Entertainment 2.65%
Netease.com, Sponsored ADR	23,906	912,253	*

Life/Health Insurance 0.99%
AIA Group Ltd.	120,000	341,165

Machinery - Construction & Mining 2.24%
PT United Tractors Tbk	316,800	771,923

Medical - Drugs 2.55%
PT Kalbe Farma Tbk	2,119,500	765,506	*
PT Tempo Scan Pacific Tbk	351,500	111,972	*
		877,478

Medical - Hospitals 0.98%
Bumrungrad Hospital PCL	277,500	338,804	*

Non-Ferrous Metals 0.11%
Sterling Group Ventures, Inc.	500,000	37,500	*

Oil Companies - Exploration & Production 1.17%
CNOOC Ltd., Sponsored ADR	2,500	400,750	*

Oil Companies - Integrated 1.75%
PetroChina Co., Ltd., Sponsored ADR	5,000	602,450	*

Pastoral & Agricultural 1.92%
PT Charoen Pokphand Indonesia Tbk	2,493,500	661,484

Petrochemicals 0.00%
Danhua Chemical Technology Co., Ltd., B shares	2	2	*

Real Estate Operating/Development 2.56%
Mongolia Growth Group Ltd., 144A (RS)	125,000	545,000	*@
PT Alam Sutera Realty Tbk	7,910,000	336,532	*
		881,532

Retail - Apparel/Shoe 1.48%
361 Degrees International Ltd.	714,000	328,507
Belle International Holdings Ltd., Class A	105,000	179,674
		508,181

Retail - Automobile 1.36%
PT Astra International Tbk	20,000	141,257
PT Indomobil Sukses Internasional Tbk	276,500	328,022	*
		469,279

Retail - Consumer Electronics 1.85%
GOME Electrical Appliances Holdings Ltd.	2,759,900	634,971

Retail - Convenience Store 1.24%
CP ALL PCL	277,600	427,214

Retail - Discount 1.79%
E-Mart Co., Ltd.	700	174,635	*
Siam Makro PCL	63,000	440,333	*
		614,968

Retail - Jewelry 0.79%
Emperor Watch & Jewellery Ltd.	1,130,000	129,757	*
Lao Feng Xiang Co., Ltd., B shares	1	2	*
Luk Fook Holdings International Ltd.	50,000	143,113	*
		272,872

Retail - Major Department Store 1.92%
Intime Department Store Group Co., Ltd.	579,000	658,941

Retail - Regional Department Stores 1.12%
Golden Eagle Retail Group Ltd.	188,000	384,607

Schools 0.25%
CIBT Education Group, Inc., 144A	377,266	84,593	*

Telecom Services 2.81%
DiGi.Com Bhd	49,000	466,507
Globe Telecom, Inc.	24,730	499,562	*
		966,069

Tobacco 5.03%
KT&G Corp.	13,119	816,187
PT Gudang Garam Tbk	156,000	914,284
		1,730,471

Web Portals/Internet Service Providers 7.14%
Baidu, Inc., Sponsored ADR	7,000	748,370	*
Sina Corp.	20,000	1,432,200	*
Sohu.com, Inc.	5,721	275,752	*
		2,456,322

Total Common Stocks		26,996,090
(cost $30,960,157)

REAL ESTATE INVESTMENT TRUSTS (REIT) 3.80%

Parkway Life Real Estate Investment Trust	466,000	650,528
Sunway Real Estate Investment Trust	975,900	338,735
The Link Real Estate Investment Trust	100,500	316,937

Total Real Estate Investment Trusts (REIT)		1,306,200
(cost $1,409,619)

PURCHASED OPTIONS 0.47%	Contracts

Exchange-Traded Fund 0.12%
SPDR Gold Trust, Strike Price 160, Call, Expiration Oct. 2011 (premium $62,700)	100	43,000

Web Portals/Internet Service Providers 0.35%
Baidu, Inc., Strike Price 115, Call, Expiration Oct. 2011 (premium $126,810)	120	76,800
Sina Corp., Strike Price 75, Call, Expiration Oct. 2011 (premium $49,920)	60	42,600
		119,400

Total Purchased Options		162,400
(cost $239,430)

Total Investments 82.74%		28,464,690
(cost $32,609,206)
Other assets and liabilities, net 17.26%		5,936,823

NET ASSETS 100%		$34,401,513

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited) September 30, 2011

Legend
* Non-income producing security	GO General Obligation Bond
+ Affiliated company (see following)	RS Restricted Security (see following)
ADR American Depositary Receipt	ZCB Zero Coupon Bond
GDR Global Depositary Receipt	^ Security or portion of security segregated as
collateral for written options

@           Security was fair valued at September 30, 2011, by U.S. Global Investors, Inc. (Adviser) in accordance with valuation procedures approved by the Board of Trustees. Fair valued securities, which were primarily composed of restricted securities, as a percentage of net assets at September 30, 2011, were 1.69% of Holmes Growth, 8.83% of Global MegaTrends, 4.32% of Global Resources, 0.89% of World Precious Minerals, 0.00% of Gold and Precious Metals, 1.11% of Global Emerging Markets and 1.58% of China Region. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2011.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

U.S. Global Investors Funds, a Delaware statutory trust, consists of thirteen separate funds (Funds). For more comprehensive information on the Funds' organization and significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase may be valued at amortized cost, which approximates market value. An independent pricing service values municipal securities, long-term U.S. Government obligations and corporate debt securities using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

Fair Valuation of Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies, the extent of a Fund’s investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds may use a systematic fair value model provided by an independent third party to value international securities. At September 30, 2011, this model was used to value certain foreign securities in All American Equity, Global MegaTrends, Global Resources, Eastern European, Global Emerging Markets and China Region Funds.

The Funds are required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The three levels defined by the fair value hierarchy are as follows:

Level 1– quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

In May 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The ASU expands existing disclosure requirements and amends some fair value measurement principles. The ASU is effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited and prospective application required. Management is in the process of evaluating the impact of this guidance on financial statement disclosures.

The following table summarizes the valuation of each fund’s securities as of September 30, 2011, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
U.S. Treasury Securities Cash Fund
Investments in securities**
Repurchase Agreements	$ 79,976,341	$ –	$ –	$ 79,976,341
Total	$ 79,976,341	$ –	$ –	$ 79,976,341

U.S. Government Securities Savings Fund
Investments in securities**
U.S. Government and Agency Obligations	$ –	$ 74,077,446	$ –	$ 74,077,446
Total	$ –	$ 74,077,446	$ –	$ 74,077,446

Near-Term Tax Free Fund
Investments in securities**
Municipal Bonds	$ –	$ 30,296,566	$ –	$ 30,296,566
Total	$ –	$ 30,296,566	$ –	$ 30,296,566

Tax Free Fund
Investments in securities**
Municipal Bonds	$ –	$ 18,469,173	$ –	$ 18,469,173
Total	$ –	$ 18,469,173	$ –	$ 18,469,173

All American Equity Fund
Investments in securities**
Common Stocks	$ 12,864,217	$ –	$ –	$ 12,864,217
Exchange-Traded Funds	736,144	–	–	736,144
Purchased Option	400	–	–	400
Total	$ 13,600,761	$ –	$ –	$ 13,600,761
Other Financial Instruments***
Written Options	$ 7,333	$ –	$ –	$ 7,333

Holmes Growth Fund
Investments in securities**
Common Stocks:
Agricultural Operations	$ –	$ 21,316	$ –	$ 21,316
Medical - Hospitals	484,400	81,861	–	566,261
Real Estate Operating/Development	–	–	100,000	100,000
All Other Common Stocks	22,995,091	–	–	22,995,091
Exchange-Traded Funds	1,698,798	–	–	1,698,798
Warrants:
Finance - Commercial	–	–	–	–
Medical - Hospitals	–	–	–	–
All Other Warrants	28,238	–	–	28,238
Convertible Debentures:
Metal - Iron	–	–	100,000	100,000
Metal & Mineral Mining	–	–	380,000	380,000
Total	$ 25,206,527	$ 103,177	$ 580,000	$ 25,889,704
Other Financial Instruments***
Written Options	$ 69,138	$ –	$ –	$ 69,138

Global MegaTrends Fund
Investments in securities**
Common Stocks:
Advanced Materials/Products	$ –	$ 301,016	$ –	$ 301,016
Agricultural Operations	–	21,316	–	21,316
Airport Development/Maintenance	198,880	164,546	–	363,426
Building Products - Cement/Aggregates	–	202,707	–	202,707
Cellular Telecommunications	–	72,517	–	72,517
Diversified Operations	230,120	148,570	–	378,690
Electric - Generation	–	77,068	23,358	100,426
Energy - Alternate Sources	–	–	100,000	100,000
Gas - Distribution	356,980	73,645	–	430,625
Medical - Hospitals	–	71,333	–	71,333
Metal - Iron	–	100,960	–	100,960
Public Thoroughfares	–	711,972	–	711,972
Real Estate Management/Services	94,220	224,768	–	318,988
Real Estate Operating/Development	–	349,274	326,533	675,807
All Other Common Stocks	4,695,020	–	–	4,695,020
Exchange-Traded Funds	983,719	–	–	983,719
Warrants	18,288	–	–	18,288
Purchased Option	6,750	–	–	6,750
Master Limited Partnerships	868,815	–	–	868,815
Convertible Debentures:
Metal - Iron	–	–	100,000	100,000
Metal & Mineral Mining	–	–	520,000	520,000
Total	$ 7,452,792	$ 2,519,692	$ 1,069,891	$ 11,042,375
Other Financial Instruments***
Written Options	$ 3,405	$ –	$ –	$ 3,405

Global Resources Fund
Investments in securities**
Common Stocks:
Agricultural Operations	$ 18,777,846	$ 2,162,523	$ –	$ 20,940,369
Coal	6,950,382	5,348,563	–	12,298,945
Electric - Generation	–	–	325,779	325,779
Energy - Alternate Sources	–	–	2,400,000	2,400,000
Gold Mining	59,977,351	–	4,839	59,982,190
Medical - Hospitals	–	204,242	–	204,242
Metal - Copper	16,213,630	–	–	16,213,630
Mining Services	–	777,143	266,117	1,043,260
Natural Resource Technology	–	–	7,500	7,500
Non - Ferrous Metals	1,548,306	–	2,250,000	3,798,306
Oil Companies - Exploration & Production	93,006,643	21,272,437	–	114,279,080
Oil Refining & Marketing	1,033,746	–	403,851	1,437,597
Platinum	196,181	–	–	196,181
Real Estate Operating/Development	–	1,242,601	7,443,544	8,686,145
All Other Common Stocks	227,319,534	–	–	227,319,534
Real Estate Investment Trust	30,048,820	–	–	30,048,820
Exchange-Traded Funds	13,852,033	–	–	13,852,033
Warrants:
Diversified Minerals	27,215	–	–	27,215
Gold Mining	6,926,274	–	–	6,926,274
Medical - Hospitals	–	–	–	–
Mining Services	–	–	–	–
Oil Companies - Exploration & Production	926,489	5,766,000	–	6,692,489
All Other Warrants	5,217,194	–	–	5,217,194
Units	3,370,000	–	–	3,370,000
Subscription Receipts:
Oil Companies - Exploration & Production	–	1,655,096	–	1,655,096
Debenture:
Diversified Minerals	–	–	453,223	453,223
Convertible Debenture:
Metal & Mineral Mining	–	–	4,900,000	4,900,000
Silver-Linked Note:
Gold Mining	–	1,700,000	–	1,700,000
Total	$ 485,391,644	$ 40,128,605	$ 18,454,853	$ 543,975,102

World Precious Minerals Fund
Investments in securities**
Common Stocks:
Agricultural Operations	$ –	$ 1,259,759	$ –	$ 1,259,759
Coal	938,960	3,055,314	–	3,994,274
Diamonds/Precious Stones	2,659,534	–	–	2,659,534
Diversified Minerals	16,922,296	2,461,081	–	19,383,377
Gold Mining	269,847,743	9,519,211	3,219,024	282,585,978
Medical - Hospitals	–	376,559	–	376,559
Metal - Copper	3,758,687	–	–	3,758,687
Metal - Diversified	13,137,451	3,744,002	–	16,881,453
Mining Services	1,966,509	2,054,932	–	4,021,441
Oil Companies - Exploration & Production	6,580,310	–	–	6,580,310
Platinum	3,002,887	–	–	3,002,887
Silver Mining	16,592,137	1,805,699	–	18,397,836
All Other Common Stocks	24,511,021	–	–	24,511,021
Exchange-Traded Funds	1,526,738	–	–	1,526,738
Warrants:
Diversified Minerals	190,060	–	–	190,060
Gold Mining	18,009,173	25,762	–	18,034,935
Medical - Hospitals	–	–	–	–
Metal - Diversified	–	–	–	–
All Other Warrants	1,925,973	–	–	1,925,973
Special Warrants
Gold/Mineral Exploration & Development	–	–	–	–
Purchased Option	158,700	–	–	158,700
Convertible Debenture:
Metal - Iron	–	–	1,200,000	1,200,000
Silver-Linked Note:
Gold Mining	–	6,927,500	–	6,927,500
Repurchase Agreement	80,773,442	–	–	80,773,442
Total	$ 462,501,621	$ 31,229,819	$ 4,419,024	$ 498,150,464
Other Financial Instruments***
Written Options	$ 94,836	$ –	$ –	$ 94,836

Gold and Precious Metals Fund
Investments in securities**
Common Stocks:
Gold Mining	$ 119,076,184	$ 3,955,386	$ –	$ 123,031,570
Medical - Hospitals	–	161,675	–	161,675
Silver Mining	6,462,837	1,188,366	–	7,651,203
All Other Common Stocks	17,241,649	–	–	17,241,649
Exchange-Traded Funds	633,506	–	–	633,506
Warrants:
Gold Mining	11,925,740	–	–	11,925,740
Medical - Hospitals	–	–	–	–
All Other Warrants	1,017,018	–	–	1,017,018
Purchased Options	834,750	–	–	834,750
Notes:
Gold Mining	–	4,331,922	–	4,331,922
Silver-Linked Note:
Gold Mining	–	3,612,500	–	3,612,500
Total	$ 157,191,684	$ 13,249,849	$ –	$ 170,441,533
Other Financial Instruments***
Written Options	$ 84,744	$ –	$ –	$ 84,744

Eastern European Fund
Investments in securities**
Common Stocks:
Agricultural Chemicals	$ –	$ 5,862,552	$ –	$ 5,862,552
Agricultural Operations	–	2,786,567	–	2,786,567
Airport Development/Maintenance	–	3,303,144	–	3,303,144
Appliances	–	2,929,010	–	2,929,010
Automotive - Cars & Light Trucks	–	3,507,575	–	3,507,575
Chemicals - Diversified	–	2,825,619	–	2,825,619
Commercial Banks - Non US	–	28,988,770	–	28,988,770
Electric - Generation	–	2,743,644	–	2,743,644
Electric - Integrated	–	2,242,304	–	2,242,304
Finance - Investment Banker/Broker	–	3,909,273	–	3,909,273
Food - Retail	–	4,199,313	–	4,199,313
Food - Wholesale/Distribution	–	3,182,071	–	3,182,071
Gold Mining	2,908,380	4,643,443	–	7,551,823
Housewares	–	2,324,948	–	2,324,948
Investment Companies	–	208,602	–	208,602
Machinery - Farm	–	1,727,928	–	1,727,928
Medical - Generic Drugs	–	6,829,619	–	6,829,619
Metal - Diversified	715,880	9,486,890	–	10,202,770
Metal - Iron	–	1,020,556	–	1,020,556
Miscellaneous Manufacturers	–	2,130,688	–	2,130,688
Oil Companies - Exploration & Production	977,053	28,132,816	–	29,109,869
Oil Companies - Integrated	–	51,409,003	–	51,409,003
Oil Refining & Marketing	–	2,884,155	–	2,884,155
Property/Casualty Insurance	–	8,150,792	–	8,150,792
Real Estate Operating/Development	–	451,885	–	451,885
Silver Mining	–	4,012,663	–	4,012,663
Steel - Producers	–	1,120,657	–	1,120,657
Telecom Services	–	1,695,848	–	1,695,848
Transportation - Rail	–	1,226,337	–	1,226,337
All Other Common Stocks	3,824,349	–	–	3,824,349
Exchange-Traded Funds	2,528,780	–	–	2,528,780
Warrants:
Metal - Diversified	–	–	–	–
All Other Warrants	2,423,548	–	–	2,423,548
Total	$ 13,377,990	$ 193,936,672	$ –	$ 207,314,662
Other Financial Instruments***
Written Options	$ 402,018	$ –	$ –	$ 402,018

Global Emerging Markets Fund
Investments in securities**
Common Stocks:
Agricultural Chemicals	$ –	$ 91,419	$ –	$ 91,419
Automotive/Truck Parts & Equipment - Replacement	–	71,717	–	71,717
Building & Construction Products - Miscellaneous	–	277,713	–	277,713
Building Products - Cement/Aggregates	–	94,712	–	94,712
Cellular Telecommunications	–	511,306	–	511,306
Coal	–	39,327	–	39,327
Commercial Banks - Non US	138,300	193,451	–	331,751
Computer Services	–	74,544	–	74,544
Consumer Products - Miscellaneous	–	73,362	–	73,362
Cosmetics & Toiletries	–	120,291	–	120,291
Diversified Operations	–	85,428	–	85,428
Electric - Generation	–	99,987	–	99,987
Electronic Components - Miscellaneous	–	7,790	–	7,790
Finance - Consumer Loans	–	94,898	–	94,898
Food - Retail	–	54,893	–	54,893
Gas - Distribution	–	190,804	–	190,804
Gold Mining	188,620	164,517	–	353,137
Investment Companies	–	32,093	–	32,093
Machinery - Farm	–	59,806	–	59,806
Medical - Generic Drugs	–	94,609	–	94,609
Medical - Hospitals	–	147,228	–	147,228
Metal - Diversified	36,805	107,493	–	144,298
Multimedia	–	116,889	–	116,889
Oil Companies - Integrated	204,241	325,463	–	529,704
Petrochemicals	–	154,665	–	154,665
Photo Equipment & Supplies	–	115,484	–	115,484
Public Thoroughfares	–	161,409	–	161,409
Real Estate Management/Services	–	204,334	–	204,334
Real Estate Operating/Development	–	77,581	–	77,581
Retail - Apparel/Shoe	–	174,705	–	174,705
Retail - Automobile	–	84,823	–	84,823
Retail - Discount	–	112,800	–	112,800
Retail - Major Department Store	–	145,180	–	145,180
Retail - Miscellaneous/Diversified	–	83,005	–	83,005
Retail - Regional Department Stores	–	94,106	–	94,106
Retail - Restaurants	139,140	96,894	–	236,034
Shipbuilding	–	75,372	–	75,372
Telecom Services	–	86,547	–	86,547
Textile - Products	–	116,937	–	116,937
Tobacco	–	93,321	–	93,321
All Other Common Stocks	926,376	–	–	926,376
Real Estate Investment Trusts	–	165,753	–	165,753
Exchange-Traded Funds	180,419	–	–	180,419
Warrants:
Metal - Diversified	–	–	–	–
All Other Warrants	9,201	–	–	9,201
Purchased Option	12,900	–	–	12,900
Convertible Debenture:
Metal - Iron	–	–	100,000	100,000
Total	$ 1,836,002	$ 5,172,656	$ 100,000	$ 7,108,658

China Region Fund
Investments in securities**
Common Stocks:
Agricultural Chemicals	$ –	$ 336,653	$ –	$ 336,653
Appliances	–	131,075	–	131,075
Automotive - Cars & Light Trucks	–	159,033	–	159,033
Brewery	–	572,805	–	572,805
Building & Construction Products - Miscellaneous	–	384,320	–	384,320
Casino Hotels	–	1,117,045	–	1,117,045
Cellular Telecommunications	–	2,719,975	–	2,719,975
Coal	–	1,249,456	–	1,249,456
Computers	–	156,460	–	156,460
Cosmetics & Toiletries	–	454,232	–	454,232
Distribution/Wholesale	–	320,310	–	320,310
Diversified Operations	–	331,807	–	331,807
Electronic Components - Miscellaneous	–	61,482	–	61,482
Food - Dairy Products	–	894,656	–	894,656
Food - Miscellaneous/Diversified	–	589,377	–	589,377
Gas - Distribution	–	1,016,184	–	1,016,184
Internet Application Software	–	838,954	–	838,954
Life/Health Insurance	–	341,165	–	341,165
Machinery - Construction & Mining	–	771,923	–	771,923
Medical - Drugs	–	877,478	–	877,478
Medical - Hospitals	–	338,804	–	338,804
Pastoral & Agricultural	–	661,484	–	661,484
Petrochemicals	–	2	–	2
Real Estate Operating/Development	–	881,532	–	881,532
Retail - Apparel/Shoe	–	508,181	–	508,181
Retail - Automobile	–	469,279	–	469,279
Retail - Consumer Electronics	–	634,971	–	634,971
Retail - Convenience Store	–	427,214	–	427,214
Retail - Discount	–	614,968	–	614,968
Retail - Jewelry	–	272,872	–	272,872
Retail - Major Department Store	–	658,941	–	658,941
Retail - Regional Department Stores	–	384,607	–	384,607
Telecom Services	–	966,069	–	966,069
Tobacco	–	1,730,471	–	1,730,471
All Other Common Stocks	5,122,305	–	–	5,122,305
Real Estate Investment Trusts	–	1,306,200	–	1,306,200
Purchased Options	162,400	–	–	162,400
Total	$ 5,284,705	$ 23,179,985	$ –	$ 28,464,690

* Significant transfers between Levels 1 and 2 included securities valued at $114,790,569 and $2,851,084 at September 30, 2011, in Eastern European and China Region Funds, respectively, included in Level 2 that had previously been included in Level 1 at December 31, 2010. These changes were primarily the result of certain foreign securities using a systematic fair value model at September 30, 2011 but not at the prior year end.

** Refer to the portfolio of investments for a detailed list of the Fund’s investments.

*** Other financial instruments include currency contracts and written options. Currency contracts and written options are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2011, through September 30, 2011:

	Beginning Balance 12/31/10	Net Purchases	Net Sales	Total realized gain (loss)	Net change in unrealized appreciation (depreciation)	Transfers out of Level 3*	Ending Balance 09/30/11	Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/11(1)
Holmes Growth Fund
Investments in Securities
Common Stocks:
Finance - Commercial	$ 82,723	$ 508,130	$ -	$ -	$ (161,484)	$ (429,369)	$ -	$ -
Real Estate Operating/Development	100,000	-	-	-	-	-	100,000	-
Convertible Debenture:
Metal – Iron	-	100,000	-	-	-	-	100,000	-
Metal & Mineral Mining	380,000	-	-	-	-	-	380,000	-
Total Investments in Securities	$ 562,723	$ 608,130	$ -	$ -	$ (161,484)	$ (429,369)	$ 580,000	$ -

Global MegaTrends Fund
Investments in Securities
Common Stocks:
Electric - Generation	$ 23,358	$ -	$ -	$ -	$ -	$ -	$ 23,358	$ -
Energy - Alternate Sources	-	100,000	-	-	-	-	100,000	-
Real Estate Operating/Development	326,533	-	-	-	-	-	326,533	-
Convertible Debentures:
Metal - Iron	-	100,000	-	-	-	-	100,000	-
Metal & Mineral Mining	520,000	-	-	-	-	-	520,000	-
Total Investments in Securities	$ 869,891	$ 200,000	$ -	$ -	$ -	$ -	$ 1,069,891	$ -

Global Resources Fund
Investments in Securities
Common Stocks:
Coal	$ 2,400,000	$ -	$ -	$ -	$ -	$ (2,400,000)	$ -	$ -
Electric - Generation	506,454	-	(180,675)	-	-	-	325,779	-
Energy - Alternate Sources	-	2,400,000	-	-	-	-	2,400,000	-
Gold Mining	-	-	-	-	4,839	-	4,839	4,839
Metal - Copper	-	-	-	-	-	-	-	-
Mining Services	280,995	-	-	-	(14,878)	-	266,117	(14,878)
Natural Resource Technology	7,500	-	-	-	-	-	7,500	-
Non - Ferrous Metals	2,062,500	-	-	-	187,500	-	2,250,000	187,500
Oil Companies - Exploration & Production	33,930,794	-	-	-	(12,658,357)	(21,272,437)	-	-
Oil Refining & Marketing	424,402	-	-	-	(20,551)	-	403,851	(20,551)
Platinum	-	-	-	-	-	-	-	-
Real Estate Operating/Development	7,443,544	-	-	-	-	-	7,443,544	-
Warrants:
Mining Services	-	-	-	-	-	-	-	-
Natural Resource Technology	-	-	-	-	-	-	-	-
Oil Companies - Exploration & Production	9,165,835	-	-	-	-	(9,165,835)	-	-
Debenture:
Diversified Minerals	-	510,621	-	-	(57,398)	-	453,223	(57,398)
Convertible Debenture:
Metal & Mineral Mining	4,900,000	-	-	-	-	-	4,900,000	-
Total Investments in Securities	$61,122,024	$2,910,621	$(180,675)	$ -	$(12,558,845)	$ (32,838,272)	$18,454,853	$ 99,512

World Precious Minerals Fund
Investments in Securities
Common Stocks:
Diamonds/Precious Stones	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Gold Mining	-	3,220,332	-	-	6,993	(8,301)	3,219,024	(1,308)
Metal - Copper	-	-	-	-	-	-	-	-
Metal - Diversified	-	-	-	-	-	-	-	-
Oil Companies - Exploration & Production	-	-	-	-	-	-	-	-
Platinum	-	-	-	-	-	-	-	-
Warrants:
Gold Mining	-	-	-	-	-	-	-	-
Special Warrants:
Gold/Mineral Exploration & Development	-	-	-	-	39,209	(39,209)	-	-
Convertible Debenture:
Metal - Iron	-	1,200,000	-	-	-	-	1,200,000	-
Subscription Receipts:
Gold Mining	-	1,973,981	-	-	(474,053)	(1,499,928)	-	-
Total Investments in Securities	$ -	$ 6,394,313	$ -	$ -	$ (427,851)	$ (1,547,438)	$4,419,024	$ (1,308)

Global Emerging Markets Fund
Investments in Securities
Convertible Debenture:
Metal - Iron	$ -	$ 100,000	$ -	$ -	$ -	$ -	$ 100,000	$ -
Total Investments in Securities	$ -	$ 100,000	$ -	$ -	$ -	$ -	$ 100,000	$ -

China Region Fund
Investments in Securities
Common Stocks:
Electronic Components - Miscellaneous	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Internet Telephony	-	-	-	(39,797)	39,797	-	-	-
Total Investments in Securities	$ -	$ -	$ -	$(39,797)	$ 39,797	$ -	$ -	$ -

* The Funds' policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1) Any difference between Net change in unrealized appreciation (depreciation) on Investments held as of September 30, 2011 may be due to an investment no longer held or categorized as level 3 at period end.

Joint Tri-Party Repurchase Agreements

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreements and the securities held as collateral at September 30, 2011, were:
Banc of America LLC Merrill Lynch repurchase agreement, 09/30/11, 0.02%, due 10/03/11:
Total principal amount: $23,325,447; Total repurchase price: $23,325,486
Collateral:
$17,062,800 U.S. Treasury Bond, 5.000%, 05/15/37
(total collateral market value, including accrued interest, of $23,792,027)

Barclays Capital, Inc. repurchase agreement, 09/30/11, 0.05%, due 10/03/11:
Total principal amount: $10,000,000; Total repurchase price: $10,000,042
Collateral:
$6,769,700 U.S. Treasury Bond, 6.375%, 08/15/27
(total collateral market value, including accrued interest, of $10,200,034)

Credit Suisse Securities USA LLC repurchase agreement, 09/30/11, 0.04%, due 10/03/11:
Total principal amount: $104,098,889; Total repurchase price: $104,099,236
Collateral:
$106,465,000 U.S. Treasury Note, 0.125%, 09/30/13
(total collateral market value, including accrued interest, of $106,181,806)

Morgan Stanley repurchase agreement, 09/30/11, 0.01%, due 10/03/11:
Total principal amount: $23,325,447; Total repurchase price: $23,325,466
Collateral:
$324,700 U.S. Treasury Note, 1.250%, 09/30/15
$19,410,000 U.S. Treasury Note, 1.250%, 10/31/15
$2,375,200 U.S. Treasury Bond, 6.125%, 11/15/27
 (total collateral market value, including accrued interest, of $23,792,001)

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2011.

	Shares of Affiliated Companies
	December 31, 2010	Additions	Reductions	September 30, 2011
Holmes Growth Fund
IOU Financial, Inc. (formerly MCO Capital, Inc.)	1,000,000	520,000	-	1,520,000

At September 30, 2011, the value of investments in affiliated companies was $435,094, representing 1.27% of net assets, and the total cost was $592,442. There were no realized gains or losses on transactions, and there was no income earned for the period.

	Shares of Affiliated Companies
	December 31, 2010	Additions	Reductions	September 30, 2011
Global Resources Fund
Agriterra Ltd.	46,500,000	4,226,000	-	50,726,000
Hawkstone Energy Corp. (formerly Range Energy Resources, Inc.)	15,000,000	100,000	-	15,100,000
Pacific Coal Resources Ltd. (formerly Pacific Coal, S.A.)	2,400,000	16,277,815	-	18,677,815
Pacific Green Energy Corp.	-	2,400,000	-	2,400,000
Pacific Power Generation Corp. (formerly Ronter, Inc.)	7,568,396	-	(2,700,000)	4,868,396	(a)
PetroMagdalena Energy Corp. (formerly Alange Energy Corp.)	26,528,500	39,884,057	(57,076,172)	9,336,385
Prima Colombia Hardwood, Inc.	14,965,832	300,000	-	15,265,832	(a)

At September 30, 2011, the value of investments in affiliated companies was $21,213,668, representing 3.38% of net assets, and the total cost was $55,509,357. Net realized gains on transactions were $26,865, and there was no income earned for the period.

	Shares of Affiliated Companies
	December 31, 2010	Additions	Reductions	September 30, 2011
World Precious Minerals Fund
Argent Minerals Ltd.	4,500,000	1,125,000	-	5,625,000	(a)
Candente Gold Corp.	5,400,000	200,000	-	5,600,000
Golden Predator Corp.	3,849,000	874,813	(1,773,113)	2,950,700	(a)
Gran Colombia Gold Corp.	10,813,700	12,247,938	(370,000)	22,691,638
Klondex Mines Ltd.	2,620,000	330,000	-	2,950,000
Medoro Resources Ltd.	9,064,174	510,000	(9,574,174)	-	(a)
Mirasol Resources Ltd.	1,339,100	730,900	-	2,070,000
Moss Lake Gold Mines Ltd.	3,300,000	25,000	-	3,325,000
PMI Gold Corp.	9,950,000	1,350,000	(50,000)	11,250,000
Rochester Resources Ltd.	7,755,000	-	-	7,755,000
Rockwell Diamonds Inc.	3,575,000	1	(3,336,668)	238,333	(a)
Solvista Gold Corp.	-	2,650,000	-	2,650,000	(a)
Tolima Gold Corp.	-	3,250,000	-	3,250,000

At September 30, 2011, the value of investments in affiliated companies was $36,185,517, representing 7.26% of net assets, and the total cost was $49,437,120. Net realized gains on transactions were $1,139,135, and there was no income earned for the period.

(a) At September 30, 2011, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as "RS"

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

	Acquisition	Cost per
Holmes Growth Fund	Date	Share/Unit
Grupo Empresarial Ibiza S.A., Convertible Debenture	04/19/10	$100.00
Pacific Infrastructure, Inc.	11/22/10	$1.00
Pacific Iron Corp., Convertible Debenture	06/07/11	$100.00

As of September 30, 2011, the total cost of restricted securities was $580,000 and the total value was $580,000, representing 1.69% of net assets.

	Acquisition	Cost per
Global MegaTrends Fund	Date	Share/Unit
Grupo Empresarial Ibiza S.A., Convertible Debenture	04/19/10	$100.00
Mongolia Growth Group Ltd., 144A	06/21/11	$3.61
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure, Inc.	08/06/10-11/22/10	$1.00
Pacific Iron Corp., Convertible Debenture	06/07/11	$100.00
Pacific Power Generation Corp. (formerly Ronter, Inc.)	08/06/10	$0.07

As of September 30, 2011, the total cost of restricted securities was $1,246,908 and the total value was $1,283,531, representing 8.83% of net assets.

	Acquisition	Cost per
Global Resources Fund	Date	Share/Unit
GoviEx Uranium, Inc.	10/04/07	$1.96
Grupo Empresarial Ibiza S.A., Convertible Debenture	04/19/10	$100.00
Horn Petroleum Corp., 144A, Subscription Receipts	07/26/11	$0.95
I-Pulse, Inc.	10/04/07	$1.88
Mongolia Growth Group Ltd., 144A	06/21/11	$3.61
Niocan Inc., 144A, Debenture	08/30/11	$1,021.24
Niocan Inc., 144A, Warrants (August 2014)	08/30/11	$0.00
Osmium Holdings S.A.	10/22/96-01/29/98	$987.07
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp. (formerly Ronter, Inc.)	08/06/10	$0.07
Value Creation, Inc.	08/11/06	$10.60

As of September 30, 2011, the total cost of restricted securities was $23,793,756 and the total value was $21,081,593, representing 3.35% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share/Unit
Osmium Holdings S.A.	10/22/96-01/29/98	$1,280.75
Pacific Iron Corp., Convertible Debenture	06/07/11	$100.00
Taurus Gold Ltd.	05/31/11	$1.18
Tolima Gold Corp., 144A	03/18/11	$0.41
Tolima Gold Corp., 144A, Warrants (March 2013)	03/18/11	$0.00
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049)	08/14/97	$0.50

As of September 30, 2011, the total cost of restricted securities was $5,861,478 and the total value was $4,340,398, representing 0.87% of net assets.

	Acquisition	Cost per
Global Emerging Markets Fund	Date	Share/Unit
Pacific Iron Corp., Convertible Debenture	06/07/11	$100.00

As of September 30, 2011, the total cost of restricted securities was $100,000 and the total value was $100,000, representing 1.11% of net assets.

	Acquisition	Cost per
China Region Fund	Date	Share/Unit
Mongolia Growth Group Ltd., 144A	06/21/11	$3.61

As of September 30, 2011, the total cost of restricted securities was $451,296 and the total value was $545,000, representing 1.58% of net assets.

Financial Derivative Instruments

Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of September 30, 2011, portfolio securities valued at $795,552, $4,963,695, $89,830, $8,949,750, and $4,961,650 were held in escrow by the custodian as cover for call options written for All American Equity Fund, Holmes Growth Fund, Global MegaTrends Fund, World Precious Minerals Fund and Gold and Precious Metals Fund, respectively.

Transactions in written call and put options during the period ended September 30, 2011, were as follows:

	All American Equity Fund		Holmes Growth Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2010	-	$ -	-	$ -
Options written	206	68,836	2,335	418,678
Options closed	(65)	(23,980)	(680)	(96,832)
Options expired	(72)	(27,193)	(890)	(149,889)
Options exercised	(25)	(3,650)	(150)	(26,169)
Options outstanding at September 30, 2011	44	$ 14,013	615	$ 145,788

	Global MegaTrends Fund		Global Resources Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2010	-	$ -	-	$ -
Options written	80	11,250	25,126	2,317,683
Options closed	(60)	(4,000)	(25,126)	(2,317,683)
Options expired	(10)	(3,770)	-	-
Options exercised	-	-	-	-
Options outstanding at September 30, 2011	10	$ 3,480	-	$ -

	World Precious Minerals Fund		Gold and Precious Metals Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2010	-	$ -	-	$ -
Options written	18,060	2,349,261	12,650	1,572,847
Options closed	(4,447)	(1,053,831)	(5,413)	(817,888)
Options expired	(1,363)	(215,127)	(588)	(90,102)
Options exercised	(6,400)	(587,967)	(3,449)	(366,563)
Options outstanding at September 30, 2011	5,850	$ 492,336	3,200	$ 298,294

	Eastern European Fund		Global Emerging Markets Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2010	-	$ -	-	$ -
Options written	46,116	2,214,874	139	23,621
Options closed	(10,432)	(360,006)	(70)	(5,614)
Options expired	(6,243)	(363,143)	(50)	(9,894)
Options exercised	(1,700)	(156,037)	(19)	(8,113)
Options outstanding at September 30, 2011	27,741	$ 1,335,688	-	$ -

	China Region Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at December 31, 2010	-	$ -
Options written	949	422,424
Options closed	(735)	(304,713)
Options expired	(75)	(57,686)
Options exercised	(139)	(60,025)
Options outstanding at September 30, 2011	-	$ -

Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

There were no forward foreign currency contracts at September 30, 2011.

Market Values of Derivative Instruments

The following is a summary of the valuations of derivative instruments not accounted for as hedging instruments as of September 30, 2011:

	All American Equity Fund	Holmes Growth Fund	Global MegaTrends Fund	World Precious Minerals Fund
Asset derivatives
Investments, at value
Equity contracts	$ 400	$ -	$ 6,750	$ 158,700
Total	$ 400	$ -	$ 6,750	$ 158,700

Liability derivatives
Written options, at value	$ 13,980	$ 76,650	$ 75	$ 397,500
Total	$ 13,980	$ 76,650	$ 75	$ 397,500

	Gold and Precious Metals Fund	Eastern European Fund	Global Emerging Markets Fund	China Region Fund
Asset derivatives
Investments, at value
Equity contracts	$ 834,750	$ -	$ 12,900	$ 162,400
Total	$ 834,750	$ -	$ 12,900	$ 162,400

Liability derivatives
Written options, at value	$ 213,550	$ 933,670	$ -	$ -
Total	$ 213,550	$ 933,670	$ -	$ -

Tax Information

The following table presents the income tax basis of the securities owned at September 30, 2011, and the tax basis components of net unrealized appreciation or depreciation:

Fund	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Treasury Securities Cash	$ 79,976,341	$ -	$ -	$ -
U.S. Government Securities Savings	74,077,446	-	-	-
Near-Term Tax Free	29,165,872	1,130,857	(163)	1,130,694
Tax Free	17,504,777	1,089,733	(125,337)	964,396
All American Equity	15,231,756	337,110	(1,968,105)	(1,630,995)
Holmes Growth	26,910,282	2,165,322	(3,185,900)	(1,020,578)
Global MegaTrends	11,786,443	597,028	(1,341,096)	(744,068)
Global Resources	710,256,625	45,428,882	(211,710,405)	(166,281,523)
World Precious Minerals	561,779,385	73,193,290	(136,822,211)	(63,628,921)
Gold and Precious Metals	171,695,504	22,120,846	(23,374,817)	(1,253,971)
Eastern European	211,330,932	31,920,270	(35,936,540)	(4,016,270)
Global Emerging Markets	8,420,930	196,561	(1,508,833)	(1,312,272)
China Region	32,609,206	419,597	(4,564,113)	(4,144,516)

Minimum Yield Agreement and Agreements to Limit Expenses

The Adviser has voluntarily agreed to waive fees and/or reimburse U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund to the extent necessary to maintain the respective fund’s yield at a certain level as determined by the Adviser (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund’s yield to fall below the Minimum Yield. For the nine months ended September 30, 2011, fees waived and/or expenses reimbursed as a result of this agreement were $659,759 and $550,098 for the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively. At September 30, 2011, the Adviser may seek reimbursement of the previously waived and reimbursed fees as follows:

	Expires 12/31/2011	Expires 12/31/2012	Expires 12/31/2013	Expires 12/31/2014	Total
U.S. Treasury Securities Cash	$170,642	$789,420	$884,850	$659,759	$2,504,671
U.S. Government Securities Savings	-	258,561	678,107	550,098	1,486,766

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

By:           /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:           November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:           November 22, 2011

By:           /s/ Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

Date:           November 22, 2011